Capital World Bond Fund®
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 93.09% Euros 18.25%	Principal amount (000)	Value (000)
Agence Francaise de Developpement 2.75% 9/30/2030	EUR3,000	$3,383
Agence Francaise de Developpement 3.75% 1/28/2036	1,800	2,045
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	15,900	17,285
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026) (a)	2,300	2,658
Air France-KLM 3.75% 9/4/2030	3,900	4,310
Albania (Republic of) 4.75% 2/14/2035	9,400	10,668
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	2,005	2,482
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	1,480	1,771
Altria Group, Inc. 2.20% 6/15/2027	4,275	4,897
Amazon.com, Inc. 3.10% 3/16/2030	1,065	1,221
Amazon.com, Inc. 3.35% 3/16/2032	885	1,012
Amazon.com, Inc. 3.70% 3/16/2035	683	782
American Tower Corp. 0.45% 1/15/2027	125	142
Amprion Gmbh 3.971% 9/22/2032	6,300	7,372
Amprion Gmbh 4.125% 9/7/2034	8,000	9,317
Amprion Gmbh 3.875% 6/5/2036	6,100	6,901
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	763
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,561	1,740
AT&T, Inc. 2.05% 5/19/2032	6,250	6,562
AT&T, Inc. 3.60% 6/1/2033	2,350	2,671
AT&T, Inc. 4.30% 11/18/2034	1,450	1,708
AT&T, Inc. 3.15% 9/4/2036	965	1,020
AT&T, Inc. 2.60% 5/19/2038	685	666
Austria (Republic of) 3.45% 10/20/2030	630	745
Austria (Republic of) 0% 2/20/2031	12,975	13,027
Austria (Republic of) 0.90% 2/20/2032	1,238	1,270
Austria (Republic of) 2.90% 2/20/2034	670	761
Austria (Republic of) 3.80% 1/26/2062	30	35
Austria (Republic of) 0.70% 4/20/2071	200	83
Austria (Republic of) 1.50% 11/2/2086	30	17
Austria (Republic of) 2.10% 9/20/2117	50	34
Austria (Republic of) 0.85% 6/30/2120	50	18
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	6,800	7,956
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	11,800	14,087
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	5,000	6,045
Banco de Sabadell, SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (a)	7,900	9,373
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	1,120	1,249
Bank Nederlandse Gemeenten NV 2.75% 4/5/2029	340	391
Bank Nederlandse Gemeenten NV 3.00% 4/23/2030	410	475
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)(b)	3,140	3,405
Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026) (a)	4,000	4,615
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	1,500	1,736
Barclays PLC 5.262% 1/29/2034 (1-year EUR Mid-Swap + 2.55% on 1/29/2033) (a)(c)	3,000	3,694
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	16,010	18,576
Belgium (Kingdom of) 2.60% 10/22/2030	1,970	2,239
Capital World Bond Fund — Page 1 of 64

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	EUR585	$601
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	465	453
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	170	193
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	14,930	16,938
Belgium (Kingdom of), Series 101, 3.50% 6/22/2055	410	408
Belgium (Kingdom of), Series 107, 4.35% 6/22/2056	845	974
Belgium (Kingdom of), Series 80, 2.15% 6/22/2066	70	49
Belgium (Kingdom of), Series 93, 0.65% 6/22/2071	60	22
BlackRock, Inc. 3.75% 7/18/2035	1,755	2,007
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	1,200	1,349
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027) (a)	1,500	1,711
BPCE SA 4.50% 1/13/2033	8,800	10,394
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	6,500	7,673
BPCE SA 4.00% 1/16/2037 (5-year EUR-ICE Swap EURIBOR + 1.45% on 1/16/2032) (a)	2,000	2,257
Bulgaria (Republic of) 4.50% 1/27/2033	2,788	3,394
Bulgaria (Republic of) 3.375% 7/18/2035	7,800	8,643
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	11,300	13,158
Chile (Republic of) 3.375% 4/14/2032	1,474	1,658
Coca-Cola Co. 3.375% 8/15/2037	1,425	1,568
Comcast Corp. 0% 9/14/2026	3,325	3,803
Comcast Corp. 0.25% 5/20/2027	3,350	3,756
Comcast Corp. 0.25% 9/14/2029	10,395	10,798
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	6,800	8,100
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	700	763
Croatia (Republic of) 3.25% 2/11/2037	7,080	7,825
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	25,900	27,814
Deutsche Telekom AG 3.25% 6/4/2035	1,672	1,869
Dow Chemical Co. (The) 1.125% 3/15/2032	9,000	8,788
Dow Chemical Co. (The) 1.875% 3/15/2040	500	401
E.ON SE 1.625% 3/29/2031	5,260	5,590
Eaton Capital Unlimited Co. 3.55% 3/10/2034	240	272
Eaton Capital Unlimited Co. 4.00% 3/10/2038	1,590	1,814
Eaton Capital Unlimited Co. 3.625% 5/9/2035	2,000	2,261
Eaton Capital Unlimited Co. 3.802% 5/21/2036	7,370	8,387
Electricite de France SA 4.25% 1/25/2032	9,400	11,192
Electricite de France SA 4.00% 5/7/2037	3,100	3,504
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	21,200	23,874
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	2,600	2,982
Electricite de France SA 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.198% on 12/3/2027) (a)	800	911
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (a)	400	437
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	600	742
Enel Finance International NV 4.00% 2/20/2031	3,270	3,847
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (a)	750	837
Engie SA 3.875% 1/6/2031	6,800	7,982
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	1,580	1,763
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	1,695	2,074
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (a)	297	344
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	6,968	8,315
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	4,000	4,501
European Investment Bank 0% 1/14/2031	2,020	2,035
Capital World Bond Fund — Page 2 of 64

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
European Investment Bank 0.25% 1/20/2032	EUR19,400	$19,191
European Investment Bank 1.50% 6/15/2032	6,160	6,522
European Investment Bank 2.875% 1/15/2035	2,810	3,172
European Union 2.875% 12/6/2027	2,270	2,629
European Union 0% 6/2/2028	19,680	21,445
European Union 2.625% 7/4/2028	8,820	10,158
European Union 2.375% 7/12/2029	1,830	2,084
European Union 2.50% 10/14/2030	5,820	6,599
European Union 0% 7/4/2031	4,680	4,635
European Union 2.75% 12/13/2032	9,616	10,860
European Union 0% 7/4/2035	1,355	1,156
European Union 3.375% 12/12/2035	69,240	79,851
European Union 3.25% 12/12/2036	4,730	5,344
European Union 3.625% 12/12/2040	64,260	72,637
European Union 3.75% 10/12/2045	1,415	1,584
European Union 2.625% 2/4/2048	400	370
European Union 4.00% 10/12/2055	25,310	28,775
Finland (Republic of) 2.50% 4/15/2030	290	330
Finland (Republic of) 3.55% 4/15/2041	1,320	1,505
Finland (Republic of), Series 10Y, 3.00% 9/15/2034	360	409
Finland (Republic of), Series 31Y, 2.95% 4/15/2055	120	117
Ford Motor Credit Co., LLC 3.622% 7/27/2028	2,580	2,957
Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,391
Ford Motor Credit Co., LLC 4.087% 2/17/2033	11,875	13,231
French Republic O.A.T. 0% 2/25/2027	2,000	2,258
French Republic O.A.T. 0.75% 2/25/2028	2,710	3,014
French Republic O.A.T. 2.40% 9/24/2028	4,520	5,164
French Republic O.A.T. 2.75% 2/25/2029	6,870	7,903
French Republic O.A.T. 0% 11/25/2030	75,900	76,099
French Republic O.A.T. 0% 11/25/2031	1,140	1,101
French Republic O.A.T. 0% 5/25/2032	320	303
French Republic O.A.T. 2.00% 11/25/2032	14,765	15,691
French Republic O.A.T. 3.00% 5/25/2033	2,845	3,198
French Republic O.A.T. 1.25% 5/25/2034	36,800	35,664
French Republic O.A.T. 3.00% 11/25/2034	32,700	36,093
French Republic O.A.T. 1.25% 5/25/2038	490	420
French Republic O.A.T. 0.50% 5/25/2040	5,600	4,003
French Republic O.A.T. 4.50% 4/25/2041	60	73
French Republic O.A.T. 2.50% 5/25/2043	680	624
French Republic O.A.T. 4.10% 5/25/2046	545	615
French Republic O.A.T. 0.75% 5/25/2052	1,020	520
French Republic O.A.T. 0.75% 5/25/2053	80	40
French Republic O.A.T. 3.00% 5/25/2054	80	71
French Republic O.A.T. 3.25% 5/25/2055	110	102
French Republic O.A.T. 3.75% 5/25/2056	3,010	3,063
French Republic O.A.T. 4.40% 5/25/2057	620	705
French Republic O.A.T. 1.75% 5/25/2066	150	89
French Republic O.A.T. 0.50% 5/25/2072	120	38
General Motors Financial Co., Inc. 4.00% 7/10/2030 (b)	2,200	2,563
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)	7,210	8,244
Germany (Federal Republic of) 0% 10/9/2026	1,500	1,713
Germany (Federal Republic of) 0% 4/16/2027	5	6
Germany (Federal Republic of) 2.00% 12/16/2027	16,060	18,374
Germany (Federal Republic of) 2.10% 11/15/2029	17,701	20,060
Germany (Federal Republic of) 0% 8/15/2031	900	900
Capital World Bond Fund — Page 3 of 64

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 2/15/2032	EUR1,470	$1,448
Germany (Federal Republic of) 1.70% 8/15/2032	37,465	40,596
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,234
Germany (Federal Republic of) 2.20% 2/15/2034	5,000	5,494
Germany (Federal Republic of) 0% 5/15/2036	830	707
Germany (Federal Republic of) 1.00% 5/15/2038	440	398
Germany (Federal Republic of) 2.60% 5/15/2041	5,790	6,119
Germany (Federal Republic of) 3.25% 7/4/2042	320	365
Germany (Federal Republic of) 2.50% 7/4/2044	90	91
Germany (Federal Republic of) 0% 8/15/2050	25,740	13,056
Germany (Federal Republic of) 1.80% 8/15/2053	830	683
Germany (Federal Republic of) 2.50% 8/15/2054	110	105
Germany (Federal Republic of) 2.90% 8/15/2056	7,960	8,231
Germany (Federal Republic of), Series 187, 2.20% 4/13/2028	6,741	7,729
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	30,990	34,546
Greece (Hellenic Republic of) 3.875% 6/15/2028	25	30
Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,687
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,150	9,352
Greece (Hellenic Republic of) 4.25% 6/15/2033	145	176
Greece (Hellenic Republic of) 3.625% 6/15/2035	11,370	13,010
Greece (Hellenic Republic of) 3.375% 6/16/2036	4,580	5,082
Greece (Hellenic Republic of) 4.375% 7/18/2038	1,250	1,492
Greece (Hellenic Republic of) 4.125% 6/15/2054	5,900	6,457
Heineken NV 4.125% 3/23/2035	770	905
Honeywell International, Inc. 0.75% 3/10/2032	1,990	1,955
Hungary (Republic of), Series 10Y, 5.375% 9/12/2033	600	729
Hungary (Republic of) 4.875% 3/22/2040	1,465	1,667
Hyundai Capital America 2.875% 6/26/2028	4,430	5,011
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	6,100	7,583
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,834
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)	5,850	6,729
Ireland (Republic of) 0.20% 5/15/2027	30	34
Ireland (Republic of) 2.60% 10/18/2034	3,840	4,271
Ireland (Republic of) 3.10% 6/18/2036	2,040	2,327
Ireland (Republic of) 3.00% 10/18/2043	6,740	7,242
Ireland (Republic of) 1.50% 5/15/2050	795	608
Ireland (Republic of) 3.15% 10/18/2055	1,060	1,105
Italy (Republic of) 0.25% 3/15/2028	6,040	6,640
Italy (Republic of) 2.65% 6/15/2028	1,140	1,311
Italy (Republic of) 2.95% 7/1/2030	620	710
Italy (Republic of) 2.70% 10/1/2030	1,095	1,239
Italy (Republic of) 3.15% 11/15/2031	130	149
Italy (Republic of) 3.25% 11/15/2032	18,965	21,587
Italy (Republic of) 2.50% 12/1/2032	90	98
Italy (Republic of) 3.15% 3/15/2033	2,857	3,221
Italy (Republic of) 4.20% 3/1/2034	10,813	12,950
Italy (Republic of) 3.65% 8/1/2035	26,990	30,769
Italy (Republic of) 3.60% 10/1/2035	180	204
Italy (Republic of) 3.85% 10/1/2040	15,030	16,707
Italy (Republic of) 3.95% 10/1/2041	1,885	2,101
Italy (Republic of) 4.45% 9/1/2043	1,390	1,630
Italy (Republic of) 4.10% 4/30/2046	1,015	1,128
Italy (Republic of) 4.30% 10/1/2054	35,710	39,640
Italy (Republic of) 4.65% 10/1/2055	600	701
Italy (Republic of) 2.80% 3/1/2067	90	72
Capital World Bond Fund — Page 4 of 64

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Italy (Republic of), Series 10Y, 2.80% 12/1/2028	EUR28,044	$32,339
Italy (Republic of), Series 5Y, 3.35% 7/1/2029	6,440	7,513
Italy (Republic of), Series 7Y, 3.50% 2/15/2031	650	759
Italy (Republic of), Series 7Y, 3.45% 7/15/2031	780	908
Italy (Republic of), Series 16Y, 1.45% 3/1/2036	3,960	3,674
Italy (Republic of), Series 50Y, 2.15% 3/1/2072	60	40
Johnson & Johnson 3.35% 2/26/2037	2,550	2,834
Johnson Controls International PLC 3.125% 12/11/2033	1,500	1,647
KfW 2.375% 6/29/2029	5,765	6,576
Latvia (Republic of) 3.50% 1/17/2028	9,000	10,494
Lithuania (Republic of) 3.50% 7/3/2031	4,910	5,717
Lithuania (Republic of) 2.125% 6/1/2032	18,000	19,250
Lithuania (Republic of) 4.25% 9/10/2045	3,325	3,758
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	438	509
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	259
Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,797
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	7,859
Ministeries Van de Vlaamse Gemeenschap 2.375% 11/27/2028	800	912
Morocco (Kingdom of) 4.75% 4/2/2035	900	1,028
Nasdaq, Inc. 4.50% 2/15/2032	3,355	4,029
Nasdaq, Inc. 0.90% 7/30/2033	2,100	1,962
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	8,365	8,925
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	1,190	1,330
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	1,635	1,854
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	21,943	24,815
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)	3,035	3,445
North Macedonia (Republic of) 4.75% 1/21/2034	3,487	3,831
Orange 2.00% 1/15/2029	400	449
Orange 3.50% 5/19/2035	10,700	11,966
Orange 3.875% 9/11/2035	1,800	2,076
Philip Morris International, Inc. 2.75% 6/6/2029	970	1,098
Philip Morris International, Inc. 3.75% 1/15/2031	1,700	1,973
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,788
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,740
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	2,460	3,061
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	3,930	4,702
Portugal (Republic of), Series 10Y, 1.95% 6/15/2029	60	68
Portugal (Republic of), Series 15Y, 3.875% 2/15/2030	320	385
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	2,150	2,239
Portugal (Republic of), Series 11Y, 2.875% 10/20/2034	1,280	1,435
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	4,620	5,196
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	11,275	12,807
Portugal (Republic of), Series 15Y, 3.50% 6/18/2038	5,040	5,769
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	4,310	4,782
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	5,230	5,638
Prologis Euro Finance, LLC 3.875% 1/31/2030	175	204
Prologis Euro Finance, LLC 4.625% 5/23/2033	225	269
Prologis Euro Finance, LLC 4.25% 1/31/2043	1,100	1,192
Prysmian SpA 3.875% 11/28/2031	3,000	3,467
Republika Srpska 6.25% 4/2/2031	4,030	4,682
Romania (Republic of) 5.375% 3/22/2031	900	1,051
Romania (Republic of) 5.625% 5/30/2037	1,516	1,655
Romania (Republic of) 5.625% 5/30/2037	735	802
Saudi Arabia (Kingdom of) 3.75% 3/5/2037	2,960	3,233
Senegal (Republic of) 4.75% 3/13/2028	460	335
Capital World Bond Fund — Page 5 of 64

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Senegal (Republic of) 5.375% 6/8/2037	EUR260	$153
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	3,340	3,853
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	5,302	5,985
Spain (Kingdom of) 0% 1/31/2027	7,212	8,163
Spain (Kingdom of) 0.80% 7/30/2027	13,890	15,671
Spain (Kingdom of) 0% 1/31/2028	930	1,024
Spain (Kingdom of) 2.40% 5/31/2028	710	815
Spain (Kingdom of) 1.40% 7/30/2028	207	232
Spain (Kingdom of) 1.45% 4/30/2029	10,215	11,353
Spain (Kingdom of) 2.70% 1/31/2030	1,800	2,067
Spain (Kingdom of) 1.25% 10/31/2030	1,381	1,483
Spain (Kingdom of) 0.70% 4/30/2032	2,073	2,084
Spain (Kingdom of) 3.00% 1/31/2033	1,270	1,451
Spain (Kingdom of) 3.15% 4/30/2033	8,820	10,159
Spain (Kingdom of) 3.55% 10/31/2033	26,101	30,727
Spain (Kingdom of) 3.25% 4/30/2034	4,410	5,069
Spain (Kingdom of) 3.45% 10/31/2034	1,100	1,279
Spain (Kingdom of) 3.20% 10/31/2035	625	707
Spain (Kingdom of) 3.30% 4/30/2036	14,945	16,969
Spain (Kingdom of) 3.90% 7/30/2039	3,942	4,622
Spain (Kingdom of) 3.50% 1/31/2041	860	954
Spain (Kingdom of) 3.45% 7/30/2043	1,365	1,481
Spain (Kingdom of) 2.70% 10/31/2048	5,875	5,468
Spain (Kingdom of) 1.90% 10/31/2052	2,680	2,009
Spain (Kingdom of) 4.00% 10/31/2054	2,150	2,434
Spain (Kingdom of) 3.95% 10/31/2056	210	234
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	888
Stryker Corp. 0.75% 3/1/2029	5,230	5,605
Stryker Corp. 1.00% 12/3/2031	2,410	2,422
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,630
TenneT Netherlands BV 3.25% 4/1/2036	9,900	11,369
T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,595
T-Mobile USA, Inc. 3.50% 2/11/2037	1,180	1,282
T-Mobile USA, Inc. 3.80% 2/11/2045	840	865
Treasury Corp. of Victoria 3.625% 9/29/2040	12,420	14,045
United Mexican States 3.50% 9/19/2029	4,390	4,991
United Mexican States 4.50% 3/19/2034	595	671
United Mexican States 4.875% 5/16/2036	1,130	1,274
Verallia SAS 3.875% 11/4/2032	13,300	14,659
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	6,346
Verizon Communications, Inc. 3.25% 10/29/2032	1,250	1,400
Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,138
Verizon Communications, Inc. 3.75% 2/28/2036	790	888
Verizon Communications, Inc. 3.75% 8/6/2037	1,700	1,874
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)	6,270	7,017
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)(b)	1,170	1,361
		1,784,738
Japanese yen 5.08%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY700,000	4,406
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	1,900,000	11,876
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	12,225
Japan, Series 346, 0.10% 3/20/2027	2,907,900	18,148
Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,221
Capital World Bond Fund — Page 6 of 64

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 352, 0.10% 9/20/2028	JPY13,106,200	$79,961
Japan, Series 358, 0.10% 3/20/2030	1,035,600	6,137
Japan, Series 362, 0.10% 3/20/2031	902,700	5,234
Japan, Series 363, 0.10% 6/20/2031	500,000	2,882
Japan, Series 374, 0.80% 3/20/2034	500,000	2,845
Japan, Series 152, 1.20% 3/20/2035	361,650	2,086
Japan, Series 381, 2.10% 12/20/2035	8,893,100	54,924
Japan, Series 161, 0.60% 6/20/2037	1,581,700	8,104
Japan, Series 162, 0.60% 9/20/2037	2,020,000	10,266
Japan, Series 173, 0.40% 6/20/2040	2,385,650	10,756
Japan, Series 175, 0.50% 12/20/2040	2,279,750	10,269
Japan, Series 176, 0.50% 3/20/2041	741,900	3,313
Japan, Series 182, 1.10% 9/20/2042	4,065,000	19,205
Japan, Series 185, 1.10% 6/20/2043	942,700	4,362
Japan, Series 186, 1.50% 9/20/2043	6,419,100	31,676
Japan, Series 187, 1.30% 12/20/2043	523,600	2,481
Japan, Series 188, 1.60% 3/20/2044	500,000	2,484
Japan, Series 192, 2.40% 3/20/2045	9,818,200	54,705
Japan, Series 53, 0.60% 12/20/2046	7,611,850	28,422
Japan, Series 37, 0.60% 6/20/2050	5,218,850	17,195
Japan, Series 70, 0.70% 3/20/2051	2,521,150	8,332
Japan, Series 73, 0.70% 12/20/2051	6,513,600	20,940
Japan, Series 74, 1.00% 3/20/2052	1,353,400	4,751
Japan, Series 76, 1.40% 9/20/2052	105,000	409
Japan, Series 77, 1.60% 12/20/2052	1,165,600	4,776
Japan, Series 79, 1.20% 6/20/2053	1,805,700	6,568
Japan, Series 81, 1.60% 12/20/2053	2,352,150	9,510
Japan, Series 84, 2.10% 9/20/2054	5,100,000	23,235
Japan, Series 85, 2.30% 12/20/2054	500,000	2,383
Japan, Series 86, 2.40% 3/20/2055	720,600	3,511
Japan, Series 13, 0.50% 3/20/2060	60,000	150
Japan, Series 18, 3.10% 3/20/2065	420,000	2,296
		497,044
British pounds 3.23%
Banco Santander, SA 5.50% 6/11/2029	GBP7,600	10,150
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	5,900	7,831
Dexia 4.125% 7/22/2027	2,200	2,891
Electricite de France SA 5.50% 3/27/2037	6,000	7,376
Ford Motor Credit Co., LLC 5.625% 10/9/2028	4,280	5,644
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	7,000	8,142
Oesterreichische Kontrollbank Aktiengesellschaft 4.50% 10/22/2029	600	794
Quebec (Province of) 2.25% 9/15/2026	18,480	24,255
United Kingdom 1.25% 7/22/2027	16,940	21,545
United Kingdom 4.25% 12/7/2027	9,590	12,674
United Kingdom 4.50% 6/7/2028	515	683
United Kingdom 1.625% 10/22/2028	20,610	25,557
United Kingdom 4.125% 7/22/2029	13,700	17,982
United Kingdom 0.875% 10/22/2029	660	776
United Kingdom 4.375% 3/7/2030	4,080	5,391
United Kingdom 0.25% 7/31/2031	13,940	14,853
United Kingdom 1.00% 1/31/2032	45,590	49,478
United Kingdom 4.25% 6/7/2032	9,500	12,394
United Kingdom 3.25% 1/31/2033	4,230	5,142
United Kingdom 4.50% 3/7/2035	3,370	4,345
Capital World Bond Fund — Page 7 of 64

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 0.625% 7/31/2035	GBP1,708	$1,550
United Kingdom 4.75% 10/22/2035	1,510	1,973
United Kingdom 3.75% 1/29/2038	2,320	2,702
United Kingdom 1.125% 1/31/2039	1,200	996
United Kingdom 4.375% 1/31/2040	2,100	2,545
United Kingdom 1.25% 10/22/2041	550	419
United Kingdom 4.75% 10/22/2043	470	574
United Kingdom 1.75% 1/22/2049	610	416
United Kingdom 0.625% 10/22/2050	260	120
United Kingdom 1.25% 7/31/2051	24,790	13,746
United Kingdom 1.50% 7/31/2053	440	252
United Kingdom 3.75% 10/22/2053	390	385
United Kingdom 4.375% 7/31/2054	30,820	33,981
United Kingdom 5.375% 1/31/2056	700	906
United Kingdom 1.75% 7/22/2057	600	351
United Kingdom 0.50% 10/22/2061	1,440	451
United Kingdom 4.00% 10/22/2063	420	423
United Kingdom 2.50% 7/22/2065	22,070	15,320
United Kingdom 3.50% 7/22/2068	170	153
United Kingdom 1.625% 10/22/2071	200	100
United Kingdom 1.125% 10/22/2073	90	35
Volkswagen International Finance NV 3.375% 11/16/2026	700	917
		316,218
South Korean won 2.56%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	18,357
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	5,250,000	3,136
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	78,688
South Korea (Republic of), Series 3506, 2.625% 6/10/2035	8,000,000	4,706
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	230,850,780	143,222
South Korea (Republic of), Series 4409, 2.875% 9/10/2044	2,000,000	1,124
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	2,000,000	824
		250,057
Australian dollars 2.02%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD20,000	11,777
Australia (Commonwealth of), Series 158, 1.25% 5/21/2032	2,800	1,575
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	15,309	9,321
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	23,118
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	11,350	7,048
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	34,036	20,978
Australia (Commonwealth of), Series 162, 1.75% 6/21/2051	884	306
New South Wales Treasury Corp. 4.25% 2/20/2036	44,039	27,365
New South Wales Treasury Corp. 5.25% 2/24/2038	28,089	18,508
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.617% 12/1/2038 (c)	450	321
Treasury Corp. of Victoria 5.50% 9/15/2039	117,462	77,535
		197,852
Brazilian reais 1.83%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL45,865	8,638
Brazil (Federative Republic of) 10.00% 1/1/2029	10,300	1,835
Brazil (Federative Republic of) 0% 1/1/2030	373,400	44,524
Brazil (Federative Republic of) 10.00% 1/1/2031	77,885	13,143
Brazil (Federative Republic of) 10.00% 1/1/2033	20,000	3,243
Brazil (Federative Republic of) 10.00% 1/1/2035	479,400	75,393
Capital World Bond Fund — Page 8 of 64

unaudited
Bonds, notes & other debt instruments (continued) Brazilian reais (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.00% 8/15/2040 (d)	BRL12,655	$2,150
Brazil (Federative Republic of) 6.00% 8/15/2050 (d)	171,294	28,373
Brazil (Federative Republic of) 6.00% 8/15/2060 (d)	12,656	2,061
		179,360
Hungarian forints 1.57%
Hungary (Republic of) 2.00% 5/23/2029	HUF533,400	1,379
Hungary (Republic of) 3.00% 8/21/2030	19,100,420	48,693
Hungary (Republic of) 6.75% 7/23/2031	2,014,450	5,955
Hungary (Republic of) 3.25% 10/22/2031	1,901,750	4,724
Hungary (Republic of) 4.50% 5/27/2032	11,705,590	30,663
Hungary (Republic of) 4.75% 11/24/2032	11,831,250	31,118
Hungary (Republic of) 7.00% 10/24/2035	895,130	2,665
Hungary (Republic of) 3.00% 4/25/2041	15,088,180	28,558
		153,755
Indian rupees 1.12%
Asian Development Bank 6.72% 2/8/2028	INR918,700	9,490
European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	5,357
European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,217
European Bank for Reconstruction and Development 6.875% 7/30/2031	174,000	1,797
European Bank for Reconstruction and Development 6.75% 1/13/2032	3,739,700	37,998
European Investment Bank 6.95% 3/1/2029	378,300	3,882
European Investment Bank 7.40% 10/23/2033	1,194,200	12,177
Export-Import Bank of Korea 7.40% 2/5/2030	17,500	183
Export-Import Bank of Korea 8.10% 10/16/2030	33,100	353
India (Republic of) 7.18% 7/24/2037	105,790	1,114
India (Republic of) 7.30% 6/19/2053	388,030	3,876
Inter-American Development Bank 7.35% 10/6/2030	186,000	1,927
Inter-American Development Bank 7.00% 4/17/2033	702,000	7,024
International Bank for Reconstruction and Development 6.75% 9/8/2027	802,400	8,303
International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,136
International Bank for Reconstruction and Development 6.50% 4/17/2030	726,000	7,295
Korea Development Bank 6.75% 7/1/2030	465,000	4,655
		109,784
Czech korunas 1.06%
Czech Republic 0.95% 5/15/2030	CZK50	2
Czech Republic 1.20% 3/13/2031	28,560	1,154
Czech Republic 4.90% 4/14/2034	23,470	1,114
Czech Republic 1.95% 7/30/2037	9,140	321
Czech Republic 1.50% 4/24/2040	115,710	3,521
Czech Republic, Series 78, 2.50% 8/25/2028	117,440	5,319
Czech Republic, Series 138, 1.75% 6/23/2032	218,780	8,735
Czech Republic, Series 154, 4.50% 11/11/2032	1,209,000	56,396
Czech Republic, Series 157, 3.60% 6/3/2036	650,000	27,537
		104,099
Peruvian nuevos soles 1.05%
Peru (Republic of) 6.85% 8/12/2035	PEN4,633	1,356
Peru (Republic of) 7.60% 8/12/2039	342,361	101,794
		103,150
Capital World Bond Fund — Page 9 of 64

unaudited
Bonds, notes & other debt instruments (continued) Chinese yuan renminbi 0.80%	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	CNY99,400	$14,479
China (People’s Republic of), Series INBK, 2.37% 1/20/2027	4,650	680
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	420	62
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	12,000	1,790
China (People’s Republic of), Series INBK, 3.13% 11/21/2029	75,090	11,599
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	15,000	2,160
China (People’s Republic of), Series INBK, 2.67% 11/25/2033	36,000	5,585
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	99,850	15,056
China (People’s Republic of), Series INBK, 1.78% 11/15/2035	15,000	2,165
China (People’s Republic of), Series INBK, 2.33% 8/15/2044	39,000	5,695
China (People’s Republic of), Series INBK, 3.86% 7/22/2049	13,170	2,415
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,817
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	57,240	9,657
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	13,010	2,138
China (People’s Republic of), Series INBK, 2.47% 7/25/2054	1,710	253
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	9,380	1,380
		77,931
Canadian dollars 0.65%
Canada (Government of) 3.50% 3/1/2028	CAD60,003	43,668
Canada (Government of) 2.75% 12/1/2048	22,100	13,298
Canada (Government of), Series 0206, 3.00% 2/1/2027	3,000	2,165
Canada (Government of), Series 1128, 2.75% 12/1/2055	2,182	1,256
Canada Housing Trust 2.85% 6/15/2030	2,980	2,119
Ontario (Province of) 3.95% 12/2/2035	1,500	1,079
		63,585
Colombian pesos 0.61%
Colombia (Republic of) 11.00% 8/22/2029	COP2,525,200	634
Colombia (Republic of) 12.75% 11/28/2040	10,755,800	2,855
Colombia (Republic of) 12.00% 3/13/2058	5,100,000	1,271
Colombia (Republic of), Series B, 12.50% 2/27/2030	162,904,700	42,435
Colombia (Republic of), Series B, 7.00% 3/26/2031	26,334,400	5,530
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	129
Colombia (Republic of), Series B, 13.25% 2/9/2033	2,400,400	648
Colombia (Republic of), Series B, 7.25% 10/18/2034	19,428,400	3,738
Colombia (Republic of), Series B, 11.75% 1/24/2035	8,291,300	2,095
		59,335
Mexican pesos 0.60%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN41,210	2,359
America Movil, SAB de CV, 9.50% 1/27/2031	299,500	16,729
America Movil, SAB de CV, 10.30% 1/30/2034	141,920	8,171
America Movil, SAB de CV, 8.46% 12/18/2036	15,000	754
Inter-American Development Bank 0% 3/6/2046	35,900	327
International Finance Corp. 0% 4/26/2052	1,465,160	7,619
Petroleos Mexicanos 7.47% 11/12/2026	170,700	9,466
United Mexican States, Series M, 7.50% 6/3/2027	1,700	95
United Mexican States, Series M, 8.50% 5/31/2029	50,880	2,837
United Mexican States, Series M, 7.75% 5/29/2031	95,621	5,088
United Mexican States, Series M, 7.50% 5/26/2033	35,570	1,820
United Mexican States, Series M, 7.75% 11/13/2042	41,460	1,922
Capital World Bond Fund — Page 10 of 64

unaudited
Bonds, notes & other debt instruments (continued) Mexican pesos (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 8.00% 11/7/2047	MXN7,491	$350
United Mexican States, Series M, 8.00% 7/31/2053	27,000	1,249
		58,786
Danish kroner 0.56%
Denmark (Kingdom of) 2.25% 11/15/2033	DKK1,650	247
Denmark (Kingdom of) 4.50% 11/15/2039	830	149
Denmark (Kingdom of) 0.25% 11/15/2052	590	44
Nykredit Realkredit AS, Series 01E, 2.00% 10/1/2037 (e)	12,258	1,812
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (e)	78,822	10,973
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (e)	198,044	24,957
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047 (e)	6,460	923
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (e)	47,139	5,649
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (e)	66,011	7,842
Realkredit Danmark AS 1.00% 10/1/2053 (e)	18,036	2,124
		54,720
Norwegian kroner 0.55%
Norway (Kingdom of) 3.75% 6/12/2035	NOK87,140	8,609
Norway (Kingdom of) 4.125% 6/3/2036	229,215	23,248
Norway (Kingdom of), Series 487, 3.625% 4/13/2034	222,720	21,922
		53,779
Malaysian ringgits 0.49%
Malaysia (Federation of) 3.519% 4/20/2028	MYR5,000	1,242
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	2,545	646
Malaysia (Federation of), Series 0125, 3.336% 5/15/2030	2,000	493
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	9,000	2,228
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	51,373	12,834
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	15,220	4,069
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	1,210	304
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	5,000	1,309
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	5,030	1,224
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	18,546	4,829
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	816	209
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	68,093	17,204
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	184	51
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,750	676
Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	911
		48,229
Indonesian rupiah 0.49%
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	IDR2,386,000	140
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	170,772,000	10,753
Indonesia (Republic of), Series 101, 6.875% 4/15/2029	31,000,000	1,842
Indonesia (Republic of), Series FR78, 8.25% 5/15/2029	65,342,000	4,028
Indonesia (Republic of), Series FR91, 6.375% 4/15/2032	22,535,000	1,300
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	258,118,000	15,318
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	160,502,000	9,303
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	29,000	2
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	7,869,000	461
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	20,274,000	1,211
Capital World Bond Fund — Page 11 of 64

unaudited
Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series FR79, 8.375% 4/15/2039	IDR43,000,000	$2,832
Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	16,300,000	975
		48,165
South African rand 0.27%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,548	676
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	6,000	333
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	16,952	979
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	16,520	960
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	296,565	16,477
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	15,385	680
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	123,278	6,597
		26,702
New Zealand dollars 0.26%
New Zealand 4.25% 5/15/2036	NZD22,075	12,199
New Zealand 3.25% 9/20/2050 (d)	19,723	11,804
New Zealand (Government of), Series 0535, 4.50% 5/15/2035	1,800	1,023
New Zealand (Government of), Series 0554, 5.00% 5/15/2054	192	105
		25,131
Polish zloty 0.22%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	6,761
Poland (Republic of), Series 0432, 1.75% 4/25/2032	3,166	694
Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	12,374
Poland (Republic of), Series 1034, 5.00% 10/25/2034	5,017	1,287
		21,116
Philippine pesos 0.13%
Asian Development Bank 5.25% 4/29/2035	PHP312,000	4,806
Philippines (Republic of) 6.75% 9/15/2032	457,000	7,488
Philippines (Republic of) 6.375% 4/28/2035	39,000	619
		12,913
Chilean pesos 0.10%
Chile (Republic of) 4.70% 9/1/2030	CLP1,550,000	1,633
Chile (Republic of) 6.00% 4/1/2033	7,000,000	7,776
		9,409
Thai baht 0.09%
Thailand (Kingdom of) 1.66% 3/17/2030	THB20,000	614
Thailand (Kingdom of) 3.35% 6/17/2033	26,000	868
Thailand (Kingdom of) 1.585% 12/17/2035	88,000	2,557
Thailand (Kingdom of) 1.84% 5/17/2036	54,000	1,606
Thailand (Kingdom of) 2.00% 6/17/2042	20,009	534
Thailand (Kingdom of) 3.45% 6/17/2043	56,548	1,793
Thailand (Kingdom of) 2.875% 6/17/2046	8,967	262
Thailand (Kingdom of) 4.00% 6/17/2055	21,000	722
		8,956
Kazakhstani tenge 0.07%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	1,043
Development Bank of Kazakhstan JSC 18.40% 10/16/2028	145,000	315
Kazakhstan (Republic of) 5.30% 10/19/2027	768,289	1,379
Capital World Bond Fund — Page 12 of 64

unaudited
Bonds, notes & other debt instruments (continued) Kazakhstani tenge (continued)	Principal amount (000)	Value (000)
Kazakhstan (Republic of) 6.50% 10/24/2027	KZT1,436,615	$2,621
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	471,992	974
		6,332
Turkish lira 0.03%
Turkey (Republic of) 39.40% 6/16/2027 (c)	TRY36,680	828
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	73,835	1,634
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	57,410	915
		3,377
Egyptian pounds 0.03%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP50,725	932
Egypt (Arab Republic of) 24.458% 10/1/2027	94,950	1,750
		2,682
Romanian leu 0.02%
Romania (Republic of), Series 4Y, 7.20% 5/31/2027	RON6,700	1,529
Swedish kronor 0.00%
Sweden (Kingdom of) 1.375% 6/23/2071	SEK540	32
Sweden (Kingdom of), Series 1066, 2.25% 5/11/2035	1,990	201
		233
U.S. dollars 49.35%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	USD2,107	2,159
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (c)(e)(f)	3,608	3,605
Abbott Laboratories 4.65% 3/15/2036	7,245	7,087
Abbott Laboratories 5.50% 3/15/2056	2,632	2,583
AbbVie, Inc. 4.40% 3/15/2033	729	716
AbbVie, Inc. 5.05% 3/15/2034	12,931	13,129
AbbVie, Inc. 4.75% 3/15/2036	452	444
AbbVie, Inc. 5.40% 3/15/2054	3,302	3,155
AbbVie, Inc. 5.55% 3/15/2056	126	123
Accendra Health, Inc. 4.50% 3/31/2029 (f)	245	148
Accendra Health, Inc. 6.625% 4/1/2030 (f)	748	357
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(f)	8,457	8,471
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (e)(f)	318	320
Acushnet Co. 5.625% 12/1/2033 (f)	20	20
Adobe, Inc. 2.15% 2/1/2027	6,134	6,043
ADT Security Corp. 5.875% 10/15/2033 (f)	350	339
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)	725	707
Advanced Info Service PCL 4.894% 3/4/2036	200	195
AECOM 6.00% 8/1/2033 (f)	35	35
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(g)(h)	2,535	2,535
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (f)	4,875	3,909
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(f)	8,388	8,671
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.282% Cash 3/11/2030 (c)(g)(h)(i)	35	35
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (c)(g)(h)	36	36
Albertsons Cos., Inc. 3.50% 3/15/2029 (f)	745	711
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	245	240
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	530	525
Capital World Bond Fund — Page 13 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)	USD455	$448
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	2,035	1,993
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	200	205
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.176% 5/30/2033 (c)(h)	440	426
Alfa Transmisora De Energia SA 4.55% 9/27/2051	9,416	7,167
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	395	406
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	182
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	400	294
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	300	248
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	200	199
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.798% 4/20/2032 (c)(e)(f)	1,409	1,409
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (f)	102	106
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	588	569
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (f)	990	999
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (f)	425	418
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (f)	610	605
Allied Universal Holdco, LLC 4.625% 6/1/2028 (f)	550	538
Allied Universal Holdco, LLC 6.00% 6/1/2029 (f)	240	232
Allison Transmission, Inc. 5.875% 12/1/2033 (f)	70	70
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	400	409
Alphabet, Inc. 4.80% 2/15/2036	1,506	1,500
Altice France 6.50% 4/15/2032 (f)	1,062	1,007
Altice France 6.875% 7/15/2032 (f)	110	104
Amazon.com, Inc. 4.10% 11/20/2030	3,890	3,846
Amazon.com, Inc. 4.35% 3/20/2033	4,594	4,512
Amazon.com, Inc. 4.65% 11/20/2035	1,479	1,451
Amazon.com, Inc. 4.875% 3/13/2036	904	896
Amazon.com, Inc. 5.45% 11/20/2055	300	287
Amentum Holdings, Inc. 7.25% 8/1/2032 (f)	495	513
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	3,350	3,450
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (a)	2,875	2,846
American International Group, Inc. 5.125% 3/27/2033	289	292
American International Group, Inc. 5.45% 5/7/2035	2,749	2,805
American International Group, Inc. 4.375% 6/30/2050	1,773	1,437
Amgen, Inc. 2.20% 2/21/2027	1,179	1,158
Amgen, Inc. 4.20% 2/19/2031	979	966
Amgen, Inc. 2.00% 1/15/2032	5,845	5,060
Amgen, Inc. 5.25% 3/2/2033	13,384	13,740
Amgen, Inc. 4.85% 2/19/2036	6,150	6,045
Amgen, Inc. 5.65% 3/2/2053	10,268	9,952
Amphenol Corp. 4.125% 11/15/2030	2,500	2,464
Amphenol Corp. 4.40% 2/15/2033	2,250	2,197
Amphenol Corp. 4.625% 2/15/2036	4,250	4,112
Amphenol Corp. 5.30% 11/15/2055	477	448
ams-OSRAM AG 12.25% 3/30/2029 (f)	750	798
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (e)(f)	3,916	3,732
AmWINS Group, Inc. 4.875% 6/30/2029 (f)	730	700
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (a)(e)(f)	5,182	5,161
Angola (Republic of) 8.25% 5/9/2028	875	883
Angola (Republic of) 8.75% 4/14/2032	780	758
Angola (Republic of) 9.875% 3/31/2037 (f)	435	431
Antero Midstream Partners, LP 5.75% 7/1/2034 (f)	280	276
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)	305	294
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (f)	255	241
Capital World Bond Fund — Page 14 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Aon Corp. 5.35% 2/28/2033	USD482	$494
Aon Corp. 3.90% 2/28/2052	1,000	731
Aon North America, Inc. 5.45% 3/1/2034	199	203
Aon North America, Inc. 5.75% 3/1/2054	1,584	1,527
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(f)	279	279
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(f)	5,495	5,493
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(f)	2,995	3,019
Aramark Services, Inc. 5.00% 2/1/2028 (f)	800	796
Archrock Services, LP 6.00% 2/1/2034 (f)	505	500
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	600	607
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)	400	392
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,257	1,246
Aretec Group, Inc. 10.00% 8/15/2030 (f)	552	587
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (a)	2,330	1,954
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)	730	706
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	110	110
Asurion, LLC 8.00% 12/31/2032 (f)	275	286
Asurion, LLC 8.375% 2/1/2034 (f)	640	622
AT&T, Inc. 5.40% 2/15/2034	3,577	3,659
AT&T, Inc. 4.50% 5/15/2035	1,406	1,333
AT&T, Inc. 5.125% 4/30/2036	8,040	7,947
AT&T, Inc. 3.50% 9/15/2053	2,147	1,409
Athene Global Funding 5.543% 8/22/2035 (f)	361	355
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	2,893
ATI, Inc. 7.25% 8/15/2030	810	840
Augusta SpinCo Corp. 5.245% 3/23/2036	483	483
Avantor Funding, Inc. 3.875% 11/1/2029 (f)	810	761
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (f)	35	34
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (f)	244	246
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (e)(f)	11,562	11,601
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(f)	6,513	6,720
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	355	362
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	775	792
Azule Energy Finance PLC 8.125% 1/23/2030	3,000	3,041
Azule Energy Finance PLC 8.25% 1/22/2031	3,000	3,033
B&G Foods, Inc. 5.25% 9/15/2027	1,150	1,109
B&G Foods, Inc. 8.00% 9/15/2028 (f)	640	631
BAE Systems PLC 5.50% 3/26/2054 (f)	384	379
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)	10,480	9,896
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (a)(f)	290	274
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (c)(e)	1,412	1,488
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (c)(e)	3,141	3,250
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (f)	2,140	2,211
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (f)	2,310	2,289
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (a)	5,557	4,951
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	3,228	3,271
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 4.625% 3/22/2033	1,716	1,680
BAT Capital Corp. 6.421% 8/2/2033	288	312
BAT Capital Corp. 5.625% 8/15/2035	24,699	25,411
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,475
BAT Capital Corp. 5.65% 3/16/2052	600	556
BAT Capital Corp. 6.25% 8/15/2055	211	214
Capital World Bond Fund — Page 15 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	USD1,425	$1,413
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	609	558
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	204	208
Bausch Health Cos., Inc. 7.25% 5/30/2029 (f)	200	149
Bausch Health Cos., Inc. 5.25% 1/30/2030 (f)	230	149
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	580	354
Baxter International, Inc. 5.65% 12/15/2035	3,404	3,326
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)	5,000	4,863
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	15,052	16,195
Beach Acquisition Bidco, LLC 10.75% PIK 7/15/2033 (f)(i)	395	421
Beignet Investor, LLC 6.581% 5/30/2049 (f)	300	309
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.66% 10/16/2031 (c)(h)	374	375
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)(e)	1,244	1,291
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (c)(e)	739	756
Benin (Republic of) 7.96% 2/13/2038 (f)	1,080	1,062
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	2,320	2,363
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	767	768
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	400	394
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)	600	585
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	70	71
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	1,725	1,666
Block, Inc. 3.50% 6/1/2031	265	241
Block, Inc. 6.50% 5/15/2032	1,230	1,242
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	7,580	7,804
Boeing Co. (The) 2.70% 2/1/2027	525	518
Boeing Co. (The) 5.04% 5/1/2027	2,099	2,111
Boeing Co. (The) 5.15% 5/1/2030	421	428
Boeing Co. (The) 6.528% 5/1/2034	131	143
Boeing Co. (The) 5.705% 5/1/2040	2,000	2,004
Boeing Co. (The) 5.805% 5/1/2050	1,765	1,707
Boeing Co. (The) 6.858% 5/1/2054	1,320	1,454
Boeing Co. (The) 5.93% 5/1/2060	2,579	2,478
Boeing Co. (The) 7.008% 5/1/2064	1,180	1,306
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	1,016	1,043
Boston Properties, LP 2.90% 3/15/2030	406	376
Boston Properties, LP 3.25% 1/30/2031	173	160
Boston Properties, LP 2.55% 4/1/2032	881	756
Boston Properties, LP 2.45% 10/1/2033	2,737	2,216
Boston Properties, LP 6.50% 1/15/2034	1,276	1,338
Boston Properties, LP 5.75% 1/15/2035	1,555	1,547
Boyd Gaming Corp. 4.75% 6/15/2031 (f)	260	247
Boyne USA, Inc. 4.75% 5/15/2029 (f)	765	742
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(f)	7,500	7,396
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(f)	3,000	3,139
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(f)	14,560	14,202
Braskem Netherlands Finance BV 4.50% 1/10/2028	918	446
Braskem Netherlands Finance BV 4.50% 1/31/2030	29,861	13,918
Braskem Netherlands Finance BV 8.50% 1/12/2031	21,382	10,156
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	3,035	1,442
Braskem Netherlands Finance BV 7.25% 2/13/2033	5,283	2,456
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(e)(f)	1,736	1,744
Brazil (Federative Republic of) 5.50% 11/6/2030	2,320	2,362
Brazil (Federative Republic of) 6.25% 5/22/2036	1,350	1,324
Capital World Bond Fund — Page 16 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Brightstar Lottery PLC 5.75% 1/15/2033 (f)	USD200	$195
Bristol-Myers Squibb Co. 5.20% 2/22/2034	16,950	17,383
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,800	1,734
Bristow Group, Inc. 6.75% 2/1/2033 (f)	285	288
Broadcom, Inc. 4.00% 4/15/2029 (f)	4,169	4,129
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,972
Broadcom, Inc. 5.15% 11/15/2031	2,211	2,269
Broadcom, Inc. 3.469% 4/15/2034	3,875	3,491
Broadcom, Inc. 5.20% 7/15/2035	4,022	4,055
Brown & Brown, Inc. 5.25% 6/23/2032	2,000	1,998
Brown & Brown, Inc. 6.25% 6/23/2055	2,000	1,996
Bulgaria (Republic of), Series 13Y, 5.00% 3/5/2037	824	797
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(f)	5,903	5,981
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (c)(e)(f)	20,390	20,520
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (c)(e)(f)	18,697	18,673
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.673% 12/15/2044 (c)(e)(f)	10,210	10,166
CACI International, Inc. 6.375% 6/15/2033 (f)	235	239
Caesars Entertainment, Inc. 7.00% 2/15/2030 (f)	489	495
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	315	312
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)	380	350
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(f)	7,555	7,762
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(f)	1,584	1,628
California Resources Corp. 8.25% 6/15/2029 (f)	368	385
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (a)	6,122	6,249
Canadian Pacific Railway Co. 4.80% 3/30/2030	3,557	3,604
Canadian Pacific Railway Co. 5.20% 3/30/2035	546	556
Canadian Pacific Railway Co. 3.00% 12/2/2041	540	397
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,683	1,102
CAN-PACK SA 3.875% 11/15/2029 (f)	255	240
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (a)	2,250	2,182
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (a)	2,275	2,230
Capstone Copper Corp. 6.75% 3/31/2033 (f)	150	149
Carnival Corp. 5.125% 5/1/2029 (f)	80	79
Carnival Corp. 6.125% 2/15/2033 (f)	410	414
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	245	243
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(e)(f)	1,097	1,099
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (c)(e)(f)	4,092	4,016
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(e)(f)	549	548
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(f)	4,242	4,278
Caturus Energy, LLC 8.50% 2/15/2030 (f)	230	239
CCO Holdings, LLC 5.125% 5/1/2027 (f)	140	140
CCO Holdings, LLC 5.00% 2/1/2028 (f)	250	248
CCO Holdings, LLC 4.75% 3/1/2030 (f)	495	470
CCO Holdings, LLC 4.50% 8/15/2030 (f)	388	363
CCO Holdings, LLC 4.25% 2/1/2031 (f)	325	296
CCO Holdings, LLC 4.75% 2/1/2032 (f)	816	738
CCO Holdings, LLC 4.50% 5/1/2032	301	269
CCO Holdings, LLC 7.00% 2/1/2033 (f)	40	40
CCO Holdings, LLC 4.50% 6/1/2033 (f)	1,666	1,452
CCO Holdings, LLC 4.25% 1/15/2034 (f)	2,512	2,151
CCO Holdings, LLC 7.375% 2/1/2036 (f)	290	289
Cencora, Inc. 4.90% 2/13/2036	2,339	2,293
Cencora, Inc. 5.65% 2/13/2056	784	768
Central Garden & Pet Co. 4.125% 10/15/2030	760	716
Capital World Bond Fund — Page 17 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Central Garden & Pet Co. 4.125% 4/30/2031 (f)	USD300	$280
Century Aluminum Co. 6.875% 8/1/2032 (f)	175	181
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(f)	3,117	2,637
Charter Communications Operating, LLC 6.65% 2/1/2034	1,313	1,370
Charter Communications Operating, LLC 6.55% 6/1/2034	1,476	1,533
Charter Communications Operating, LLC 6.384% 10/23/2035	780	793
Charter Communications Operating, LLC 5.85% 12/1/2035	15,342	15,099
Charter Communications Operating, LLC 4.80% 3/1/2050	6,309	4,668
Charter Communications Operating, LLC 3.70% 4/1/2051	4,203	2,604
Charter Communications Operating, LLC 3.90% 6/1/2052	10,485	6,681
Charter Communications Operating, LLC 5.25% 4/1/2053	8,914	6,997
Charter Communications Operating, LLC 6.70% 12/1/2055	4,245	4,060
Chevron Corp. 3.078% 5/11/2050	1,352	911
Chile (Republic of) 4.35% 4/13/2031	3,335	3,274
Chile (Republic of) 4.34% 3/7/2042	715	628
Chile (Republic of) 4.00% 1/31/2052	335	262
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (a)	1,925	1,952
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	8,131	8,112
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	300	297
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	288	309
Chubb INA Holdings, LLC 5.00% 3/15/2034	5,902	5,937
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,000	2,955
Cigna Group (The) 5.25% 1/15/2036	3,850	3,856
Cigna Group (The) 6.00% 1/15/2056	575	576
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	200	198
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(e)(f)	2,595	2,570
Cipher Compute, LLC 7.125% 11/15/2030 (f)	450	467
CITGO Petroleum Corp. 8.375% 1/15/2029 (f)	285	294
Citibank, NA 4.914% 5/29/2030	1,375	1,397
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(e)(f)	5,275	5,439
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(e)(f)	8,128	8,290
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (a)	4,154	4,119
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	2,765	2,843
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (a)	2,187	2,345
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	400	288
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	179
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (b)	400	304
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (f)	330	333
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	400	402
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (f)	400	414
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (f)	275	239
Clean Harbors, Inc. 5.75% 10/15/2033 (f)	151	151
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (f)	325	327
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (f)	25	25
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (f)	380	398
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (f)	1,069	1,047
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,028	1,029
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	38	37
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	443	398
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	250	250
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	500	484
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (f)	134	131
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	655	641
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	275	269
Capital World Bond Fund — Page 18 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	USD2,635	$2,544
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (a)	450	458
CNX Resources Corp. 7.25% 3/1/2032 (f)	985	1,016
CNX Resources Corp. 5.875% 3/1/2034 (f)	235	229
Coca-Cola Co. 4.65% 8/14/2034	2,231	2,247
Coca-Cola Co. 5.20% 1/14/2055	443	420
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	1,450	1,358
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	1,085	918
Colombia (Republic of) 5.375% 1/21/2029	750	744
Colombia (Republic of) 7.375% 4/25/2030	9,236	9,597
Colombia (Republic of) 8.00% 11/14/2035	3,005	3,152
Colombia (Republic of) 7.75% 11/7/2036	1,180	1,208
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	515	515
Comcast Corp. 1.50% 2/15/2031	5,500	4,768
Comcast Corp. 5.65% 6/1/2054	661	610
Comcast Corp. 6.05% 5/15/2055	1,200	1,188
Commercial Metals Co. 5.75% 11/15/2033 (f)	120	119
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	942	877
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (f)	293	255
Comstock Resources, Inc. 6.75% 3/1/2029 (f)	535	528
Comstock Resources, Inc. 5.875% 1/15/2030 (f)	340	329
Connect Finco SARL 9.00% 9/15/2029 (f)	1,930	2,030
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (c)(h)	578	580
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.962% 5/25/2043 (c)(e)(f)	6,145	6,262
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.212% 5/25/2043 (c)(e)(f)	5,185	5,401
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.562% 6/25/2043 (c)(e)(f)	2,842	2,855
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.762% 6/25/2043 (c)(e)(f)	1,957	2,031
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.362% 7/25/2043 (c)(e)(f)	3,755	3,762
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 1/25/2044 (c)(e)(f)	1,750	1,766
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.312% 5/25/2044 (c)(e)(f)	7,323	7,323
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (c)(e)(f)	3,737	3,730
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (c)(e)(f)	1,423	1,421
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (c)(e)(f)	2,017	2,017
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2045 (c)(e)(f)	1,372	1,373
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 2/25/2046 (c)(e)(f)	13,341	13,416
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 2/25/2046 (c)(e)(f)	11,182	11,216
ConocoPhillips Co. 5.50% 1/15/2055	975	932
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	800	789
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (c)(h)	85	82
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,304
Capital World Bond Fund — Page 19 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.875% 5/1/2030	USD839	$785
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,640
Constellation Brands, Inc. 4.75% 5/9/2032	313	311
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	780	812
Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,452
CoreWeave, Inc. 9.25% 6/1/2030 (f)	175	170
Cote d’Ivoire (Republic of) 7.625% 1/30/2033	800	815
Coty, Inc. 5.60% 1/15/2031 (f)	2,459	2,382
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (f)	210	217
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (c)(h)	845	839
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,005	1,020
Crescent Energy Finance, LLC 7.875% 4/15/2032 (f)	265	271
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	135	135
Crescent Energy Finance, LLC 8.375% 1/15/2034 (f)	245	256
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,354
CSC Holdings, LLC 5.50% 4/15/2027 (f)	250	217
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.25% 4/15/2027 (c)(h)	322	284
CSN Inova Ventures 6.75% 1/28/2028 (b)	42,459	31,202
CSX Corp. 4.25% 3/15/2029	2,505	2,503
CSX Corp. 5.20% 11/15/2033	2,068	2,121
CSX Corp. 5.05% 6/15/2035	450	452
CSX Corp. 2.50% 5/15/2051	289	170
CVS Health Corp. 3.25% 8/15/2029	1,023	981
CVS Health Corp. 5.125% 2/21/2030	1,225	1,243
CVS Health Corp. 5.55% 6/1/2031	3,850	3,973
CVS Health Corp. 5.00% 9/15/2032	650	651
CVS Health Corp. 5.25% 2/21/2033	1,227	1,242
CVS Health Corp. 5.70% 6/1/2034	1,535	1,578
CVS Health Corp. 5.45% 9/15/2035	2,467	2,477
CVS Health Corp. 6.05% 6/1/2054	2,279	2,213
CVS Health Corp. 6.20% 9/15/2055	2,326	2,306
CVS Health Corp. 6.25% 9/15/2065	425	416
Cyprium Corp. 6.125% 4/15/2031 (f)	190	188
Cyprium Corp. 6.375% 4/15/2034 (f)	225	219
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (a)(f)	2,500	2,516
Darling Ingredients, Inc. 6.00% 6/15/2030 (f)	765	771
DaVita, Inc. 4.625% 6/1/2030 (f)	210	202
DaVita, Inc. 3.75% 2/15/2031 (f)	375	344
DaVita, Inc. 6.875% 9/1/2032 (f)	925	948
DaVita, Inc. 6.75% 7/15/2033 (f)	705	718
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.176% 8/26/2032 (c)(h)	349	350
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (a)	714	719
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	10,009	9,874
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (a)	1,500	1,575
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	576	542
Diamond Sports Net, LLC, Term Loan, 12.00% Cash 1/2/2028 (h)(i)	35	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	1,360	1,418
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	384	384
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	805	804
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)	1,010	1,032
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 8.928% 8/2/2027 (c)(h)	— (j)	— (j)
Discovery Communications, LLC 4.125% 5/15/2029	150	145
DISH Network Corp. 11.75% 11/15/2027 (f)	3,555	3,664
Dominican Republic (Government of) 5.875% 1/30/2060	670	561
Capital World Bond Fund — Page 20 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 5.65% 3/15/2036	USD16	$16
Dow Chemical Co. (The) 4.375% 11/15/2042	15	12
Dow Chemical Co. (The) 5.55% 11/30/2048	132	114
Dow Chemical Co. (The) 4.80% 5/15/2049	613	476
Dow Chemical Co. (The) 3.60% 11/15/2050	63	41
Dow Chemical Co. (The) 6.90% 5/15/2053	57	58
Dow Chemical Co. (The) 5.60% 2/15/2054	306	263
Dua Capital, Ltd. 2.78% 5/11/2031	3,500	3,209
Duke Energy Florida, LLC 4.85% 12/1/2035	2,925	2,872
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(e)(f)	5,241	5,295
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	2,090	2,104
Eaton Corp. 3.95% 3/6/2029	500	495
Eaton Corp. 4.80% 3/6/2036	400	395
Eaton Corp. 4.20% 3/6/2031	500	493
EchoStar Corp. 10.75% 11/30/2029	2,174	2,350
EchoStar Corp. 6.75% Cash 11/30/2030 (i)	276	279
Ecopetrol SA 8.625% 1/19/2029	8,020	8,482
Edison International 5.25% 11/15/2028	675	681
Edison International 5.45% 6/15/2029	150	151
Edison International 6.95% 11/15/2029	1,508	1,592
Edison International 6.25% 3/15/2030	2,867	2,972
Edison International 4.80% 3/15/2031	4,117	4,021
Edison International 5.25% 3/15/2032	4,175	4,136
Egypt (Arab Republic of) 5.80% 9/30/2027	530	524
Egypt (Arab Republic of) 6.588% 2/21/2028	772	769
Egypt (Arab Republic of) 7.60% 3/1/2029	300	308
Egypt (Arab Republic of) 5.875% 2/16/2031	595	549
Egypt (Arab Republic of) 7.053% 1/15/2032	440	416
Egypt (Arab Republic of) 9.45% 2/4/2033 (f)	1,435	1,511
Egypt (Arab Republic of) 8.50% 1/31/2047	505	437
Egypt (Arab Republic of) 7.903% 2/21/2048	259	211
Egypt (Arab Republic of) 8.70% 3/1/2049	535	470
Egypt (Arab Republic of) 8.15% 11/20/2059	560	458
Egypt (Arab Republic of) 7.50% 2/16/2061	390	297
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(f)	3,800	4,402
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	3,010	3,486
Elevance Health, Inc. 5.00% 1/15/2036	1,010	990
Elevance Health, Inc. 5.70% 2/15/2055	983	930
Eli Lilly and Co. 5.50% 2/12/2055	1,282	1,257
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(e)(f)	10,210	10,118
Ellucian Holdings, Inc. 6.50% 12/1/2029 (f)	225	220
Embarq, LLC 7.995% 6/1/2036	625	200
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (c)(h)	557	554
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	1,140	1,195
Enel Finance International NV 5.00% 9/30/2035 (f)	1,000	970
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026) (a)	254	254
Enfragen Energia Sur SA 5.375% 12/30/2030	19,880	18,122
Enfragen Energia Sur SA 8.499% 6/30/2032 (f)	500	505
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (f)	200	184
EOG Resources, Inc. 4.40% 7/15/2028	1,022	1,025
EOG Resources, Inc. 5.35% 1/15/2036	1,526	1,549
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	900	931
Capital World Bond Fund — Page 21 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
EquipmentShare.com, Inc. 8.625% 5/15/2032 (f)	USD185	$193
ERP Operating, LP 4.65% 9/15/2034	778	760
ESAB Corp. 5.625% 4/1/2031 (f)	315	318
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (e)(f)	845	853
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (a)	300	306
Export-Import Bank of India 5.50% 1/18/2033	1,000	1,026
Export-Import Bank of India 5.00% 1/12/2036 (f)	1,500	1,469
Export-Import Bank of Thailand 5.354% 5/16/2029	8,542	8,748
Exxon Mobil Corp. 3.482% 3/19/2030	3,000	2,919
Fair Isaac Corp. 4.00% 6/15/2028 (f)	625	607
Fair Isaac Corp. 6.00% 5/15/2033 (f)	1,350	1,325
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (e)	4	4
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (e)	94	93
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (e)	417	351
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (e)	423	357
Fannie Mae Pool #BT2188 2.50% 3/1/2052 (e)	40	34
Fannie Mae Pool #BT8116 2.50% 4/1/2052 (e)	25	21
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (e)	1,083	1,023
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (e)	833	788
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (e)	1,403	1,182
Fannie Mae Pool #FS5294 2.50% 7/1/2052 (e)	653	550
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (e)	503	424
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (e)	1,952	1,979
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (e)	2,464	2,536
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (e)	456	460
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (e)	35	37
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (e)(k)	18,809	19,101
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	1,209	1,236
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	9,161	9,372
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (e)	1,319	1,329
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	11,135	11,414
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (e)	1,907	1,974
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	595	624
Fannie Mae Pool #DA7283 6.50% 1/1/2054 (e)	8	8
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (e)	670	676
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (e)	1,450	1,492
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	1,218	1,242
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (e)	3,862	3,933
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (e)	1,295	1,322
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (e)	9,879	10,057
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	3,980	4,117
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	2,107	2,151
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	1,351	1,382
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	1,175	1,204
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (e)	575	590
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (e)	834	869
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (e)	9	9
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (e)	12,533	12,685
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	6,094	6,167
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (e)	2,536	2,554
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (e)	258	262
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	7,162	7,304
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	4,365	4,481
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (e)	3,159	3,225
Capital World Bond Fund — Page 22 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (e)	USD3,009	$3,072
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	1,269	1,295
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	1,185	1,219
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	954	986
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	932	956
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (e)	1,265	1,317
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (e)	733	766
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (e)	559	583
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (e)	353	367
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (e)	213	223
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (e)	24	24
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	6,693	6,832
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	3,277	3,370
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (e)	1,803	1,841
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (e)	1,685	1,724
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	1,453	1,487
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	1,334	1,369
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (e)	1,173	1,197
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (e)	1,060	1,084
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	480	493
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (e)	473	483
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	441	455
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	385	398
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (e)	221	225
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (e)	11	11
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (e)	190	191
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (e)	179	180
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (e)	109	110
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (e)	3,265	3,351
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	78	80
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (e)	33	33
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (e)	450	465
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (e)	11,467	11,324
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (e)	734	738
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	310	306
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (e)	187	188
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (e)	56	58
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	415	424
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (e)(k)	19,616	19,728
Fannie Mae Pool #DC8674 5.50% 2/1/2055 (e)	1,257	1,264
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	3,115	3,177
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	182	185
Fannie Mae Pool #190445 6.50% 3/1/2055 (e)	1,486	1,537
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (e)	98	101
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	2,550	2,602
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	436	445
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	118	121
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	8,151	8,048
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	1,236	1,261
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	4,782	4,721
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (e)	2,385	2,398
Fannie Mae Pool #DE1078 6.50% 6/1/2055 (e)	617	639
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (e)	3,866	3,943
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	134	137
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (e)	996	914
Capital World Bond Fund — Page 23 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (e)	USD701	$711
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (e)	543	546
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	836	861
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (e)	427	430
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (e)	585	537
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (c)(e)(f)	2,041	1,797
FibraSOMA 4.375% 7/22/2031	2,800	2,557
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	337	343
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	310	317
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.418% 2/12/2031 (c)(h)	357	348
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (c)(h)	380	357
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (a)	1,421	1,411
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (f)	165	159
First Student Bidco, Inc. 4.00% 7/31/2029 (f)	700	671
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 5.923% 8/15/2030 (c)(h)	233	233
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.25%) 5.923% 8/15/2030 (c)(h)	43	43
Flash Compute, LLC 7.25% 12/31/2030 (f)	725	731
Florida Power & Light Co. 2.875% 12/4/2051	1,325	825
Florida Power & Light Co. 5.70% 3/15/2055	4,979	4,962
Flutter Treasury DAC 5.875% 6/4/2031 (f)	674	668
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (c)(e)(f)	3,404	3,407
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,904
Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	427
Ford Motor Credit Co., LLC 5.80% 3/8/2029	9,968	10,083
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,200	5,267
Ford Motor Credit Co., LLC 5.73% 9/5/2030	64,960	64,921
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,100	2,120
Ford Motor Credit Co., LLC 5.42% 4/9/2031	351	345
Ford Motor Credit Co., LLC 6.054% 11/5/2031	2,037	2,047
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,470	1,509
Ford Motor Credit Co., LLC 5.753% 4/6/2033	400	393
Ford Motor Credit Co., LLC 6.125% 3/8/2034	475	471
Ford Motor Credit Co., LLC 6.50% 2/7/2035	17,130	17,295
Ford Motor Credit Co., LLC 5.869% 10/31/2035	1,395	1,340
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (f)	1,785	1,799
Forestar Group, Inc. 6.50% 3/15/2033 (f)	465	460
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (e)	149	147
Freddie Mac Pool #SD8029 2.50% 12/1/2049 (e)	8	7
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (e)	2,164	1,825
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (e)	1,209	1,019
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (e)	1,092	922
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (e)	3,830	3,095
Freddie Mac Pool #SD1883 4.00% 6/1/2052 (e)	43	40
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (e)	115	97
Freddie Mac Pool #QE9001 4.00% 8/1/2052 (e)	84	80
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (e)	453	382
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (e)	97	96
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	1,036	1,075
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (e)	350	359
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	487	491
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (e)	3,665	3,756
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	458	475
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (e)	50	51
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	315	317
Capital World Bond Fund — Page 24 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	USD9,367	$9,567
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	3,249	3,269
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (e)	17	17
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	571	590
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (e)	8,020	8,070
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	777	803
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (e)	29,873	30,197
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	4,782	4,869
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (e)	11,841	12,160
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (e)	5,943	6,154
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (e)	229	237
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (e)	87	91
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (e)	3,336	3,375
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	3,172	3,210
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	4,393	4,483
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	3,230	3,308
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	2,932	3,045
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	1,844	1,898
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (e)	1,147	1,174
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	960	983
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	699	717
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (e)	779	807
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (e)	351	366
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (e)	5,549	5,591
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (e)	3,311	3,338
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (e)	3,217	3,251
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (e)	586	593
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (e)	63	63
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (e)	58	58
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	3,494	3,565
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	2,930	2,998
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	2,090	2,137
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	2,022	2,076
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	82	84
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (e)	964	1,000
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (e)	2,827	2,878
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (e)	2,559	2,586
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (e)	589	593
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (e)	376	378
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	3,489	3,617
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	3,445	3,562
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	2,636	2,704
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	2,452	2,517
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	2,019	2,066
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (e)	233	242
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (e)	163	169
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (e)	63	65
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (e)	122	122
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	982	950
Freddie Mac Pool #SD8473 4.50% 11/1/2054 (e)	— (j)	— (j)
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (e)	5,762	5,794
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (e)	6,187	6,110
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (e)	81	81
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (e)	221	232
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (e)	403	398
Capital World Bond Fund — Page 25 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL0326 5.00% 2/1/2055 (e)	USD25	$25
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	658	672
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (e)	2	2
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (e)	148	151
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	57	58
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	1,009	997
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	1,660	1,693
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	2,072	2,047
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (e)	1,293	1,300
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	465	474
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	1,222	1,206
Freddie Mac Pool #QY7451 5.50% 6/1/2055 (e)	56	56
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (e)	1,013	1,048
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (e)	394	396
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (e)	341	353
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (e)	12,287	11,862
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.562% 4/25/2042 (c)(e)(f)	4,305	4,384
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (c)(e)(f)	1,300	1,298
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2045 (c)(e)(f)	1,272	1,275
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.512% 2/25/2046 (c)(e)(f)	7,864	7,853
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2046 (c)(e)(f)	6,014	5,997
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.026% 1/25/2050 (c)(e)(f)	5,000	5,561
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.576% 2/25/2050 (c)(e)(f)	7,363	8,096
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.376% 3/25/2050 (c)(e)(f)	7,840	9,418
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.776% 8/25/2050 (c)(e)(f)	4,000	5,290
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.176% 9/25/2050 (c)(e)(f)	3,648	4,750
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.179% 10/25/2050 (c)(e)(f)	8,870	12,200
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.062% 11/25/2050 (c)(e)(f)	2,100	2,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.312% 12/25/2050 (c)(e)(f)	6,455	7,524
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (f)	435	407
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	483	484
Frontier Communications Holdings, LLC 5.875% 11/1/2029	756	761
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	503	506
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(f)(i)	522	274
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	893	795
Gabonese (Republic of) 6.625% 2/6/2031	326	273
Gabonese (Republic of) 7.00% 11/24/2031 (f)	240	199
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	5,942	4,816
Garda World Security Corp. 8.375% 11/15/2032 (f)	155	155
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	400	352
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	5,350	5,391
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(f)	4,594	4,218
Capital World Bond Fund — Page 26 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
GE Vernova, Inc. 4.25% 2/4/2031	USD2,000	$1,978
GE Vernova, Inc. 4.875% 2/4/2036	1,500	1,487
GE Vernova, Inc. 5.50% 2/4/2056	1,500	1,444
General Electric Co. 4.30% 7/29/2030	1,179	1,177
General Electric Co. 4.90% 1/29/2036	1,388	1,390
General Motors Co. 5.625% 4/15/2030	500	514
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,591
General Motors Financial Co., Inc. 5.60% 6/18/2031	800	819
General Motors Financial Co., Inc. 5.625% 4/4/2032	194	199
General Motors Financial Co., Inc. 5.45% 9/6/2034	455	452
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,000	1,018
General Motors Financial Co., Inc. 6.15% 7/15/2035	640	662
Genesis Energy, LP 8.25% 1/15/2029	355	367
Genesis Energy, LP 8.875% 4/15/2030	518	541
Genesis Energy, LP 7.875% 5/15/2032	390	401
Genesis Energy, LP 6.75% 3/15/2034	645	642
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,600	1,421
Genting New York, LLC 7.25% 10/1/2029 (f)	600	603
GeoPark, Ltd. 5.50% 1/17/2027	7,500	7,304
Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,898
Gilead Sciences, Inc. 5.55% 10/15/2053	220	214
Global Partners, LP 8.25% 1/15/2032 (f)	105	109
Global Partners, LP 7.125% 7/1/2033 (f)	225	227
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(f)	3,065	2,948
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	386	259
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	293	203
GOHL Capital, Ltd., 4.25% 1/24/2027	600	594
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (a)	625	615
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (a)	2,320	2,394
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (a)	4,425	4,359
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (a)	4,876	4,724
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	8,570	8,382
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (e)	4,760	3,539
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/ 2052	4,760	3,314
Gray Media, Inc. 10.50% 7/15/2029 (f)	805	856
Gray Media, Inc. 9.625% 7/15/2032 (f)	715	716
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.918% 6/4/2029 (c)(h)	7	7
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	955	932
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	25,886	25,720
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	13,810	13,875
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (f)	2,300	2,213
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	587	593
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	265	271
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (c)(e)(f)	6,369	6,373
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	450	462
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	205	210
Herc Holdings, Inc. 6.00% 3/15/2034 (f)	570	552
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (e)(f)	1,000	1,002
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(f)	1,689	1,714
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (e)(f)	7,096	7,157
Hightower Holding, LLC 6.75% 4/15/2029 (f)	830	816
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	660	643
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	35	37
Capital World Bond Fund — Page 27 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	USD885	$831
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (f)	140	137
Home Depot, Inc. 4.85% 6/25/2031	100	102
Home Depot, Inc. 4.95% 6/25/2034	5,780	5,824
Home Depot, Inc. 5.30% 6/25/2054	692	647
Honduras (Republic of) 6.25% 1/19/2027	2,882	2,899
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	386	382
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	917	910
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (f)	500	495
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(e)(f)	11,573	11,848
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	584	553
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	1,155	1,061
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	270	260
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	405	389
Howden UK Refinance PLC 7.25% 2/15/2031 (f)	450	454
Howmet Aerospace, Inc. 4.75% 4/15/2036	2,000	1,945
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (b)	600	602
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	21,000	21,049
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,328
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.63% 5/13/2031 (c)	2,000	2,017
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	6,850	6,757
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	16,134	17,834
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (a)	345	338
HTA Group, Ltd. 6.75% 4/1/2031 (f)	6,000	5,937
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(e)(f)	2,541	2,562
HUB International, Ltd. 7.25% 6/15/2030 (f)	198	203
HUB International, Ltd. 7.375% 1/31/2032 (f)	635	648
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 5.92% 6/20/2030 (c)(h)	842	841
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(e)(f)	19,089	19,550
Hughes Satellite Systems Corp. 5.25% 8/1/2026	335	298
Hughes Satellite Systems Corp. 6.625% 8/1/2026	808	609
Humana, Inc. 5.375% 4/15/2031	625	632
Humana, Inc. 5.75% 4/15/2054	608	547
Humana, Inc. 6.00% 5/1/2055	1,300	1,206
Hungary (Republic of) 5.375% 9/26/2030 (f)	3,910	3,942
Hungary (Republic of) 6.25% 9/22/2032 (f)	760	793
Hungary (Republic of) 5.50% 3/26/2036 (f)	975	951
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (e)(f)	5,713	5,708
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	232
Hyundai Capital America 1.50% 6/15/2026 (f)	3,387	3,367
Hyundai Capital America 5.60% 3/30/2028 (f)	1,600	1,630
Hyundai Capital America 2.00% 6/15/2028 (f)	2,187	2,069
Hyundai Capital America 5.30% 1/8/2029 (f)	975	989
Hyundai Capital America 6.50% 1/16/2029 (f)	853	891
Hyundai Capital America 5.40% 1/8/2031 (f)	234	239
Icahn Enterprises, LP 5.25% 5/15/2027	290	284
Imperial Brands Finance PLC 5.875% 7/1/2034 (f)	1,500	1,543
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	500	504
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (e)(f)	2,970	2,971
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	280	258
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (f)	2,860	2,895
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	755	763
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	185	186
Ingles Markets, Inc. 4.00% 6/15/2031 (f)	865	807
Intel Corp. 3.05% 8/12/2051	5,135	3,120
Capital World Bond Fund — Page 28 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Intel Corp. 5.60% 2/21/2054	USD2,309	$2,120
Intercontinental Exchange, Inc. 4.20% 3/15/2031	13,950	13,762
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	123	118
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (f)	55	49
Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,807
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(f)	1,250	1,441
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(f)	7,000	7,989
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.023% 3/15/2042 (c)(e)(f)	21,959	21,932
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	25	23
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	1,905	1,774
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	1,694	1,596
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	538	499
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	400	310
IQVIA, Inc. 6.50% 5/15/2030 (f)	200	204
IQVIA, Inc. 6.25% 6/1/2032 (f)	380	386
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	4,650	4,671
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (f)	1,330	1,257
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	757	736
Iron Mountain, Inc. 6.25% 1/15/2033 (f)	110	110
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (c)(e)(f)	935	929
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)	225	231
Jane Street Group, LLC 7.125% 4/30/2031 (f)	90	93
Jane Street Group, LLC 6.75% 5/1/2033 (f)	1,155	1,173
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	175	174
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	135	135
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (a)	3,417	3,459
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	5,355	5,367
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (a)	1,150	1,134
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	14,830	13,062
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	6,983	7,199
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	16,929	16,444
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	2,300	2,251
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.668% 3/21/2033 (c)(h)	550	441
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	2,100	2,080
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	2,200	2,216
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(f)	525	537
Kennedy-Wilson, Inc. 4.75% 2/1/2030	885	886
Kenya (Republic of) 9.50% 3/5/2036 (f)	315	309
Kenya (Republic of) 8.25% 2/28/2048	500	436
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	1,024	998
Kodiak Gas Services, LLC 7.25% 2/15/2029 (f)	210	218
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	165	166
Korea Electric Power Corp. 4.75% 2/13/2028 (f)	3,705	3,740
Korea Electric Power Corp. 5.125% 4/23/2034	400	412
Korea Gas Corp. 5.00% 7/8/2029 (f)	1,253	1,284
Korea National Oil Corp. 4.625% 3/31/2028 (f)	200	201
Korea National Oil Corp. 4.875% 4/3/2028 (f)	200	202
Korea National Oil Corp. 4.75% 3/31/2030 (f)	200	202
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 12/15/2039 (c)(e)(f)	7,992	7,988
Capital World Bond Fund — Page 29 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Kuaishou Technology 4.75% 1/22/2036 (f)	USD7,200	$6,942
Kuwait (State of) 4.652% 10/9/2035 (f)	455	438
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (e)(f)	1,250	1,264
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(f)	1,446	1,450
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	894	896
Lamar Media Corp. 3.625% 1/15/2031	810	750
Lamar Media Corp. 5.375% 11/1/2033 (f)	180	176
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (f)	290	276
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (f)	245	228
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	1,091	1,062
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	720	750
Legend Fortune, Ltd., Series EMTN, (USD-SOFR + 0.60%) 4.266% 8/26/2028 (c)	465	465
Lenovo Group, Ltd. 6.536% 7/27/2032	500	537
Levi Strauss & Co. 3.50% 3/1/2031 (f)	570	522
LG Energy Solution, Ltd. 5.25% 4/2/2028 (f)	200	202
LG Energy Solution, Ltd. 5.375% 4/2/2030 (f)	200	202
LG Energy Solution, Ltd. 5.50% 7/2/2034	200	198
LG Energy Solution, Ltd. 5.875% 4/2/2035	400	400
LG Energy Solution, Ltd. 5.875% 4/2/2036 (f)	200	199
Light and Wonder International, Inc. 6.25% 10/1/2033 (f)	525	515
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	3,102	3,064
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	405	414
Lithia Motors, Inc. 3.875% 6/1/2029 (f)	320	304
Lithia Motors, Inc. 5.50% 10/1/2030 (f)	225	221
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (f)	820	815
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (f)	375	366
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	310	325
LSEG US Fin Corp. 5.25% 3/23/2036 (f)	350	347
LYB International Finance III, LLC 5.125% 1/15/2031	1,163	1,165
LYB International Finance III, LLC 5.50% 3/1/2034	203	202
LYB International Finance III, LLC 6.15% 5/15/2035	1,136	1,170
LYB International Finance III, LLC 5.875% 1/15/2036	2,741	2,752
LYB International Finance III, LLC 3.375% 10/1/2040	195	141
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (a)	1,574	1,682
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (f)	5,159	5,021
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (c)(e)(f)	3,695	3,696
Manappuram Finance, Ltd. 7.375% 5/12/2028	600	604
Mars, Inc. 4.80% 3/1/2030 (f)	2,585	2,613
Mars, Inc. 5.20% 3/1/2035 (f)	7,526	7,600
Mars, Inc. 5.70% 5/1/2055 (f)	10,237	9,989
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	500	504
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	101	91
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	1,000	1,009
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	8,000	7,970
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	1,000	991
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	1,000	945
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,877
Mastercard, Inc. 4.55% 1/15/2035	920	904
Matador Resources Co. 6.25% 4/15/2033 (f)	300	300
Matador Resources Co. 6.00% 4/15/2034 (f)	180	179
Medline Borrower, LP 6.25% 4/1/2029 (f)	841	858
Medline Borrower, LP 5.25% 10/1/2029 (f)	445	441
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (a)(f)	2,000	1,985
Capital World Bond Fund — Page 30 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Meituan 3.05% 10/28/2030 (f)	USD315	$290
Meituan 4.75% 11/5/2032 (f)	370	360
Meituan 5.125% 11/5/2035 (f)	400	386
Meituan 5.125% 11/5/2035	400	386
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (f)	2,607	2,572
Meta Platforms, Inc. 5.50% 11/15/2045	1,802	1,706
Meta Platforms, Inc. 5.625% 11/15/2055	3,870	3,630
Meta Platforms, Inc. 5.75% 11/15/2065	1,853	1,722
MetLife, Inc. 5.30% 12/15/2034	500	512
MetLife, Inc. 5.00% 7/15/2052	230	204
Metropolitan Life Global Funding I 3.45% 12/18/2026 (f)	810	805
Metropolitan Life Global Funding I 1.875% 1/11/2027 (f)	1,500	1,476
Metropolitan Life Global Funding I 4.35% 1/12/2031 (f)	916	906
Metropolitan Life Global Funding I 5.05% 1/8/2034 (f)	500	503
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(e)(f)	3,901	3,920
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)	836	835
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.418% 3/28/2031 (c)(h)	177	164
Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,490
Microchip Technology, Inc. 5.05% 2/15/2030	4,765	4,808
Minejesa Capital BV 5.625% 8/10/2037	400	382
Minejesa Capital BV 5.625% 8/10/2037 (f)	300	286
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	3,805	3,853
Mineral Resources, Ltd. 8.00% 11/1/2027 (f)	661	670
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	1,060	1,099
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	100	103
Minerva Luxembourg SA 8.875% 9/13/2033	13,054	13,959
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (f)	10,209	10,120
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	200	198
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (e)(f)	7,007	7,025
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (e)(f)	3,460	3,470
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(f)	2,924	2,923
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(f)	6,618	6,647
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (e)(f)	2,500	2,464
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (f)	197	189
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 3.63% 9/12/2031 (c)	500	502
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (a)	500	513
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (e)(f)	1,243	1,256
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	490	474
Molina Healthcare, Inc. 6.25% 1/15/2033 (f)	200	194
Mondelez International, Inc. 4.50% 5/6/2030	1,884	1,878
Mondelez International, Inc. 5.125% 5/6/2035	2,590	2,596
Mongolia (State of) 5.95% 3/9/2032 (f)	780	769
Moog, Inc. 4.25% 12/9/2027 (f)	770	772
Moog, Inc. 5.50% 10/15/2034 (f)	545	548
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026) (a)	5,386	5,371
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	2,890	2,934
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	10,000	9,802
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	1,180	1,161
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (a)	3,936	3,806
Motherson Global Investments BV 5.625% 7/11/2029 (f)	4,125	4,193
Motherson Global Investments BV 5.625% 7/11/2029	200	203
Mozambique (Republic of) 9.00% 9/15/2031	1,980	1,489
MPT Operating Partnership, LP 5.00% 10/15/2027	932	868
MPT Operating Partnership, LP 4.625% 8/1/2029	335	261
Capital World Bond Fund — Page 31 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	USD908	$921
MTR Corp. CI, Ltd. 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (a)	700	723
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (c)(e)(f)	1,298	1,334
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (c)(e)(f)	4,127	4,180
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (c)(e)(f)	2,243	2,281
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.762% 5/25/2055 (c)(e)(f)	2,011	2,018
Murphy Oil Corp. 6.00% 10/1/2032	140	139
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	285	299
Nabors Industries, Inc. 8.875% 8/15/2031 (f)	155	162
Nabors Industries, Inc. 7.625% 11/15/2032 (f)	150	154
Navient Corp. 5.00% 3/15/2027	380	372
Navient Corp. 4.875% 3/15/2028	320	302
Navient Corp. 11.50% 3/15/2031	505	514
Navient Corp. 7.875% 6/15/2032	515	460
Navient Corp. 5.625% 8/1/2033	255	199
NCR Atleos Corp. 9.50% 4/1/2029 (f)	566	606
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)	150	20
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (c)(h)(l)	409	230
New York Life Global Funding 1.20% 8/7/2030 (f)	11,090	9,660
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(e)(f)	3,185	2,952
Newell Brands, Inc. 8.50% 6/1/2028 (f)	90	93
Newell Brands, Inc. 6.375% 5/15/2030	175	168
Newell Brands, Inc. 6.625% 5/15/2032	110	105
Newell Brands, Inc. 7.375% 4/1/2036	395	364
Newell Brands, Inc. 7.50% 4/1/2046	150	121
Nexstar Media, Inc. 5.625% 7/15/2027 (f)	605	605
Nexstar Media, Inc. 4.75% 11/1/2028 (f)	1,037	1,020
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	1,317	1,328
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	810	813
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(g)(i)	598	598
NFE Financing, LLC 12.00% 11/15/2029 (f)(l)	5,407	2,450
Nickel Industries, Ltd. 9.00% 9/30/2030	24,860	24,918
Nickel Industries, Ltd. 9.00% 9/30/2030 (f)	9,315	9,337
Nigeria (Republic of) 10.375% 12/9/2034	550	631
Nigeria (Republic of) 8.631% 1/13/2036 (f)	200	209
Nigeria (Republic of) 8.25% 9/28/2051	670	645
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (a)(f)	1,184	1,224
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (f)	500	457
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	650	656
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	750	760
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	635	654
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(f)	2,525	2,533
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(f)	1,795	1,792
Nomura Holdings, Inc. 5.783% 7/3/2034	1,462	1,502
Norfolk Southern Corp. 4.45% 3/1/2033	707	695
Norfolk Southern Corp. 5.10% 5/1/2035	2,154	2,162
Norfolk Southern Corp. 5.35% 8/1/2054	1,257	1,173
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	10	10
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	755	782
Capital World Bond Fund — Page 32 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 5.05% 5/15/2035	USD275	$277
Northern States Power Co. 4.85% 5/15/2036	3,425	3,383
NOVA Chemicals Corp. 5.25% 6/1/2027 (f)	300	300
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	575	608
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)	230	244
Novartis Capital Corp. 4.90% 3/18/2036	509	508
Novartis Capital Corp. 5.60% 3/18/2046	44	44
Novartis Capital Corp. 5.70% 3/18/2056	160	161
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(e)(f)	2,412	2,424
NuStar Logistics, LP 5.625% 4/28/2027	630	632
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (f)	65	67
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (f)	75	79
Occidental Petroleum Corp. 6.60% 3/15/2046	730	757
Occidental Petroleum Corp. 6.05% 10/1/2054	1,095	1,066
Oleoducto Central SA 4.00% 7/14/2027	1,598	1,578
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(f)	1,780	1,797
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (e)(f)	3,192	3,207
OneMain Finance Corp. 6.125% 5/15/2030	198	194
OneMain Finance Corp. 7.125% 9/15/2032	730	720
OneMain Finance Corp. 6.50% 3/15/2033	230	220
OneMain Finance Corp. 6.75% 9/15/2033	155	149
OneSky Flight, LLC 8.875% 12/15/2029 (f)	15	15
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(e)(f)	7,991	7,939
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(e)(f)	3,604	3,626
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	7,411	7,474
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(e)(f)	11,972	12,047
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(e)(f)	7,442	7,476
Opal Bidco SAS 6.50% 3/31/2032 (f)	335	336
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 4.45% 9/26/2030	3,350	3,229
Oracle Corp. 4.95% 2/4/2031	3,820	3,739
Oracle Corp. 5.35% 5/4/2033	2,761	2,689
Oracle Corp. 5.50% 8/3/2035	1,778	1,698
Oracle Corp. 5.20% 9/26/2035	4,650	4,364
Oracle Corp. 5.70% 2/4/2036	2,562	2,464
Oracle Corp. 6.00% 8/3/2055	4,050	3,399
Oracle Corp. 5.95% 9/26/2055	575	484
Oracle Corp. 6.70% 2/4/2056	327	304
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	535	535
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	1,634	1,614
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (c)(h)	375	368
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (e)(f)	447	460
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (e)(f)	965	980
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,820	7,570
Pacific Gas and Electric Co. 2.50% 2/1/2031	1,228	1,101
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,623
Pacific Gas and Electric Co. 6.40% 6/15/2033	600	637
Pacific Gas and Electric Co. 5.80% 5/15/2034	925	948
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,596	4,751
Pacific Gas and Electric Co. 3.30% 8/1/2040	125	94
Pacific Gas and Electric Co. 4.95% 7/1/2050	8,494	7,042
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,167	3,419
Pacific Gas and Electric Co. 5.90% 10/1/2054	200	187
Pacific Gas and Electric Co. 6.10% 10/15/2055	240	231
Pacific Gas and Electric Co. 6.00% 5/1/2056	1,686	1,601
Capital World Bond Fund — Page 33 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.80% 4/15/2036	USD950	$958
PacifiCorp 5.35% 12/1/2053	1,080	927
PacifiCorp 5.50% 5/15/2054	7,491	6,575
PacifiCorp 5.80% 1/15/2055	5,600	5,119
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (e)(f)	8,621	8,601
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (f)	225	161
Panama (Republic of) 8.00% 3/1/2038	1,108	1,271
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (f)	120	120
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (f)	380	379
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	545	524
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	195	198
Parker-Hannifin Corp. 3.25% 6/14/2029	70	68
Party City Holdings, Inc. 0% 8/27/2030 (g)	179	4
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(f)	2,960	2,974
Pebblebrook Hotel, LP 6.375% 10/15/2029 (f)	500	501
PECO Energy Co. 5.65% 9/15/2055	3,589	3,535
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (f)	380	367
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (c)(h)	603	515
Performance Food Group, Inc. 4.25% 8/1/2029 (f)	500	481
Performance Food Group, Inc. 6.125% 9/15/2032 (f)	225	226
Permian Resources Operating, LLC 8.00% 4/15/2027 (f)	225	225
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	209	222
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	300	311
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	814	830
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.523% 2/1/2029 (c)(h)	525	364
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	140	128
Peru (Republic of) 8.75% 11/21/2033	830	1,005
Peru (Republic of) 5.50% 3/30/2036	1,150	1,148
Peru (Republic of) 3.60% 1/15/2072	1,100	680
Petrobras Global Finance BV 5.125% 9/10/2030	975	957
Petroleos Mexicanos 8.75% 6/2/2029	330	347
Petroleos Mexicanos 6.84% 1/23/2030	158,665	159,114
Petroleos Mexicanos 5.95% 1/28/2031	800	765
Petroleos Mexicanos 6.75% 9/21/2047	26	21
Petroleos Mexicanos 7.69% 1/23/2050	610	529
Petroleos Mexicanos 6.95% 1/28/2060	209	165
PETRONAS Capital, Ltd. 4.95% 1/3/2031 (f)	1,945	1,988
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (f)	2,450	2,516
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	9,577	9,543
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,436	3,196
PG&E Corp. 5.00% 7/1/2028	660	655
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	970	977
Philip Morris International, Inc. 5.125% 2/13/2031	178	182
Philip Morris International, Inc. 4.75% 11/1/2031	456	458
Philip Morris International, Inc. 5.75% 11/17/2032	8,730	9,194
Philip Morris International, Inc. 5.375% 2/15/2033	9,669	9,943
Philip Morris International, Inc. 5.625% 9/7/2033	749	782
Philip Morris International, Inc. 5.25% 2/13/2034	749	763
Philip Morris International, Inc. 4.90% 11/1/2034	7,303	7,267
Philip Morris International, Inc. 4.625% 10/29/2035	709	682
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,498
Piedmont Operating Partnership, LP 5.625% 1/15/2033	649	631
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)	400	401
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(f)	236	235
Capital World Bond Fund — Page 34 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (e)(f)	USD6,581	$6,509
PLDT, Inc. 2.50% 1/23/2031	380	347
PLDT, Inc. 3.45% 6/23/2050	200	141
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	4,055	4,481
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	1,175	1,209
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	3,582	3,658
POSCO 4.875% 1/23/2027 (f)	2,260	2,266
POSCO 5.75% 1/17/2028 (f)	305	311
POSCO 4.50% 1/16/2031 (f)	200	197
POSCO 5.00% 1/16/2036 (f)	200	195
POSCO 5.00% 1/16/2036	200	195
POSCO Holdings, Inc. 5.75% 5/7/2035	400	413
Post Holdings, Inc. 4.625% 4/15/2030 (f)	885	850
Post Holdings, Inc. 6.25% 2/15/2032 (f)	833	843
Post Holdings, Inc. 6.25% 10/15/2034 (f)	275	270
Post Holdings, Inc. 6.50% 3/15/2036 (f)	435	426
Prestige Brands, Inc. 5.125% 1/15/2028 (f)	60	60
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	800	734
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (e)(f)	184	174
Progressive Corp. 4.60% 3/26/2031	97	97
Progressive Corp. 5.15% 3/26/2036	1,034	1,036
Prologis, LP 4.75% 6/15/2033	1,362	1,352
Prologis, LP 5.00% 3/15/2034	185	185
Prologis, LP 5.00% 1/31/2035	836	835
Prologis, LP 5.25% 6/15/2053	74	69
Prologis, LP 5.25% 3/15/2054	70	65
Prosus NV 4.987% 1/19/2052	640	488
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	1,889	1,829
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	28,770	27,804
PT Freeport Indonesia 4.763% 4/14/2027	200	201
PT Freeport Indonesia 5.315% 4/14/2032	400	398
PT Freeport Indonesia 6.20% 4/14/2052	200	194
PT Krakatau Posco 6.375% 6/11/2027	200	201
PT Krakatau Posco 6.375% 6/11/2029	200	201
PTT PCL 4.50% 10/25/2042	200	175
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (f)	230	225
Public Service Electric and Gas Co. 5.625% 1/1/2056	2,569	2,530
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	115	117
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	250	254
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (f)(i)	1,363	1,247
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	805	817
Raizen Fuels Finance SA 6.45% 3/5/2034 (f)(l)	7,050	3,882
Raizen Fuels Finance SA 6.95% 3/5/2054 (f)(l)	935	494
Range Resources Corp. 4.75% 2/15/2030 (f)	465	454
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	5,275
Reliance Industries, Ltd. 6.25% 10/19/2040	250	271
Reliance Industries, Ltd. 4.875% 2/10/2045	250	228
Reliance Industries, Ltd. 3.625% 1/12/2052	500	354
RHP Hotel Properties, LP 7.25% 7/15/2028 (f)	391	399
RHP Hotel Properties, LP 4.50% 2/15/2029 (f)	560	543
RHP Hotel Properties, LP 6.50% 6/15/2033 (f)	85	87
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	370	365
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,355	1,377
RLJ Lodging Trust, LP 3.75% 7/1/2026 (f)	40	40
Capital World Bond Fund — Page 35 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
RLJ Lodging Trust, LP 4.00% 9/15/2029 (f)	USD440	$412
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,500	2,463
Romania (Republic of) 7.625% 1/17/2053 (f)	346	364
Roper Technologies, Inc. 4.45% 9/15/2030	2,000	1,970
Roper Technologies, Inc. 4.90% 10/15/2034	2,675	2,584
Roper Technologies, Inc. 5.10% 9/15/2035	8,845	8,604
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	6,050	6,151
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (a)	4,083	4,128
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (a)	5,402	5,392
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (f)	325	332
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	450	455
RTX Corp. 5.75% 11/8/2026	1,000	1,008
RTX Corp. 3.125% 5/4/2027	250	247
RTX Corp. 6.00% 3/15/2031	708	753
RTX Corp. 1.90% 9/1/2031	722	629
RTX Corp. 6.10% 3/15/2034	1,478	1,592
RTX Corp. 2.82% 9/1/2051	750	459
RTX Corp. 3.03% 3/15/2052	500	318
RTX Corp. 5.375% 2/27/2053	1,000	940
RTX Corp. 6.40% 3/15/2054	602	650
Ryan Specialty, LLC 5.875% 8/1/2032 (f)	1,040	1,029
Sally Holdings, LLC 6.75% 4/1/2032	560	574
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(i)	32,199	31,701
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(f)(i)	3,207	3,158
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	24,210	23,873
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	17,210	16,994
Sands China, Ltd. 5.40% 8/8/2028	21,920	22,098
Sands China, Ltd. 4.375% 6/18/2030	200	193
Sands China, Ltd. 3.25% 8/8/2031	1,000	906
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	7,157
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,064
Sasol Financing USA, LLC 4.375% 9/18/2026	12,500	12,447
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	2,420	2,520
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	203
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (f)	495	518
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,510	2,463
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (f)	595	589
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (f)	1,580	1,637
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (f)	3,095	3,020
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (f)	8,378	8,176
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	205	194
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (f)	1,245	1,193
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	2,313	2,250
Saudi Arabian Oil Co. 5.25% 7/17/2034 (f)	1,695	1,691
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (e)(f)	9,743	9,915
Science Applications International Corp. 5.875% 11/1/2033 (f)	215	210
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	105	90
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (f)	360	356
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (f)	860	856
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	550	569
Sealed Air Corp. 6.50% 7/15/2032 (f)	790	829
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (e)(f)	368	371
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (e)(f)	3,250	3,273
Capital World Bond Fund — Page 36 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(f)	USD247	$247
Senegal (Republic of) 6.25% 5/23/2033	570	305
Sensata Technologies BV 4.00% 4/15/2029 (f)	620	599
Sensata Technologies, Inc. 3.75% 2/15/2031 (f)	160	149
Serbia (Republic of) 6.25% 5/26/2028 (f)	1,962	2,004
Serbia (Republic of) 6.50% 9/26/2033 (f)	1,378	1,440
Service Corp. International 5.75% 10/15/2032	695	695
Service Properties Trust 4.95% 2/15/2027	64	64
Service Properties Trust 0% 9/30/2027 (f)	210	191
Service Properties Trust 3.95% 1/15/2028	330	316
Service Properties Trust 4.95% 10/1/2029	547	496
Service Properties Trust 4.375% 2/15/2030	1,046	930
Service Properties Trust 8.625% 11/15/2031 (f)	1,569	1,640
Service Properties Trust 8.875% 6/15/2032	525	521
Shell Finance US, Inc. 3.00% 11/26/2051 (f)	1,500	956
Sherwin-Williams Co. 4.50% 8/15/2030	4,000	3,994
Sherwin-Williams Co. 5.15% 8/15/2035	1,569	1,579
Shift4 Payments, LLC 6.75% 8/15/2032 (f)	365	359
Siemens Funding BV 5.80% 5/28/2055 (f)	1,752	1,787
Simon Property Group, LP 5.125% 10/1/2035	3,452	3,459
Sirius XM Radio, LLC 5.00% 8/1/2027 (f)	166	166
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	1,000	966
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	1,494	1,400
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	2,106	1,914
Sirius XM Radio, LLC 5.875% 4/15/2032 (f)	275	273
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)	720	722
SK hynix, Inc. 2.375% 1/19/2031 (f)	294	266
SK hynix, Inc. 6.50% 1/17/2033	400	436
SLM Corp. 6.50% 1/31/2030	75	74
SM Energy Co. 8.625% 11/1/2030 (f)	55	58
SM Energy Co. 8.75% 7/1/2031 (f)	765	800
SM Energy Co. 9.625% 6/15/2033 (f)	95	105
SM Energy Co. 6.625% 4/15/2034 (f)	260	259
Snap, Inc. 6.875% 3/1/2033 (f)	520	491
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	445	439
Sonic Automotive, Inc. 4.625% 11/15/2029 (f)	400	388
Sonic Automotive, Inc. 4.875% 11/15/2031 (f)	630	599
South Africa (Republic of) 4.30% 10/12/2028	1,034	1,013
South Africa (Republic of) 5.875% 6/22/2030	1,120	1,128
South Africa (Republic of) 7.25% 12/11/2055 (f)	290	266
South Africa (Republic of), Series 30Y, 5.375% 7/24/2044	800	626
Southern California Edison Co. 5.45% 3/1/2035	240	241
Southern California Edison Co. 2.95% 2/1/2051	3,986	2,401
Southern California Edison Co. 3.45% 2/1/2052	6,048	3,963
Southern California Edison Co. 5.75% 4/15/2054	2,000	1,862
Southern California Edison Co. 5.90% 3/1/2055	631	602
Southwestern Electric Power Co. 3.25% 11/1/2051	675	432
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)	70	69
Standard Chartered PLC 5.545% 1/21/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.05% on 1/21/2028) (a)(f)	1,500	1,523
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(f)	10,040	10,185
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)(f)	3,500	3,489
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (a)	1,200	1,196
Capital World Bond Fund — Page 37 of 64

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(f)	USD6,796	$6,958
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (a)(f)	957	871
Starbucks Corp. 5.40% 5/15/2035	2,606	2,665
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (c)(e)(f)	1,334	1,335
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	625	618
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	2,124	2,130
Station Casinos, LLC 6.625% 3/15/2032 (f)	205	206
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (c)(e)(f)	3,002	2,999
Stillwater Mining Co. 4.00% 11/16/2026 (b)	9,642	9,570
Stryker Corp. 4.85% 2/10/2030	3,191	3,235
Stryker Corp. 5.20% 2/10/2035	2,000	2,026
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	4,680	4,651
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	5,495	5,428
Sumisho Air Lease Corp. 5.50% 3/24/2036 (f)	985	971
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)	1,828	1,801
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (f)	235	212
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (f)	370	381
Sunoco, LP 7.00% 5/1/2029 (f)	195	200
Sunoco, LP 4.50% 5/15/2029	1,375	1,342
Sunoco, LP 4.50% 4/30/2030	160	154
Sunoco, LP 5.625% 3/15/2031 (f)	140	139
Sunoco, LP 5.375% 7/15/2031 (f)	205	204
Sunoco, LP 6.25% 7/1/2033 (f)	275	276
Sunoco, LP 5.875% 3/15/2034 (f)	145	144
Sunoco, LP 5.625% 7/15/2034 (f)	55	54
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	405	414
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (f)	710	698
Surgery Center Holdings, Inc., Term Loan, (1-month USD CME Term SOFR + 2.50%) 6.168% 12/19/2030 (c)(h)	88	88
SV RNO Property Owner 1, LLC 5.875% 3/1/2031 (f)	240	237
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (c)(e)(f)	41,079	40,629
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (a)(f)	1,400	1,386
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (f)	150	153
Synopsys, Inc. 4.85% 4/1/2030	5,000	5,038
Synopsys, Inc. 5.00% 4/1/2032	3,050	3,077
Synopsys, Inc. 5.15% 4/1/2035	9,140	9,161
Synopsys, Inc. 5.70% 4/1/2055	4,741	4,536
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	4,510	4,512
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	327	326
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	1,270	1,333
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.153% 5/17/2030 (c)(h)	418	419
Talos Production, Inc. 9.00% 2/1/2029 (f)	850	885
Talos Production, Inc. 9.375% 2/1/2031 (f)	620	657
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	249
Tencent Holdings, Ltd. 2.39% 6/3/2030 (f)	300	280
Tencent Holdings, Ltd. 3.68% 4/22/2041	300	257
Tencent Holdings, Ltd. 3.84% 4/22/2051	300	233
Tenet Healthcare Corp. 5.125% 11/1/2027	330	330
Tenet Healthcare Corp. 6.75% 5/15/2031	720	736
Capital World Bond Fund — Page 38 of 64

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD6,700	$6,637
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	920	918
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	205
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	635
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200	203
Texas Combined Tirz I, LLC 0% 12/7/2062 (f)(g)	98	98
TGS ASA 8.50% 1/15/2030 (f)	435	456
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	858	852
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	6,634	6,319
TMS ISSUER SARL 5.78% 8/23/2032	11,700	11,883
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	497
TopBuild Corp. 5.625% 1/31/2034 (f)	205	201
TotalEnergies Capital International SA 2.829% 1/10/2030	3,500	3,317
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	1,278	1,267
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.024% 7/25/2065 (c)(e)(f)	878	875
TransDigm, Inc. 4.625% 1/15/2029	260	256
TransDigm, Inc. 6.375% 3/1/2029 (f)	300	306
TransDigm, Inc. 4.875% 5/1/2029	500	493
TransDigm, Inc. 6.875% 12/15/2030 (f)	135	138
TransDigm, Inc. 6.625% 3/1/2032 (f)	275	281
TransDigm, Inc. 6.375% 5/31/2033 (f)	380	378
TransDigm, Inc. 6.25% 1/31/2034 (f)	535	541
TransDigm, Inc. 6.75% 1/31/2034 (f)	755	765
TransDigm, Inc. 6.125% 7/31/2034 (f)	909	895
Transocean Aquila, Ltd. 8.00% 9/30/2028 (f)	46	47
Transocean International, Ltd. 8.25% 5/15/2029 (f)	185	191
Transocean International, Ltd. 8.75% 2/15/2030 (f)	259	270
Transocean International, Ltd. 8.50% 5/15/2031 (f)	415	436
Transocean International, Ltd. 7.875% 10/15/2032 (f)	185	198
Transocean International, Ltd. 6.80% 3/15/2038	625	601
Travelers Cos., Inc. 5.05% 7/24/2035	383	384
Travelers Cos., Inc. 5.70% 7/24/2055	626	622
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.918% 2/11/2033 (c)(h)	660	658
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (f)(g)(l)	600	576
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (e)(f)	1,467	1,458
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (e)(f)	317	315
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (e)(f)	3,192	3,130
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (f)	500	487
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	1,484	1,501
Turkey (Republic of), Series 30Y, 6.00% 1/14/2041	2,240	1,863
Tyco Electronics Group SA 4.50% 2/9/2031	1,000	998
Tyco Electronics Group SA 4.875% 2/9/2036	2,000	1,975
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(f)	2,792	2,813
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(f)	531	532
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (e)(f)	1,681	1,689
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056% 12/25/2046 (e)(f)	4,490	4,511
U.S. Treasury 0.75% 4/30/2026	1,156	1,153
U.S. Treasury 4.875% 4/30/2026	28,655	28,682
U.S. Treasury 3.625% 5/15/2026	85	85
U.S. Treasury 4.375% 7/31/2026	1,900	1,904
U.S. Treasury 4.625% 9/15/2026	3,840	3,856
U.S. Treasury 1.125% 10/31/2026	1,550	1,527
U.S. Treasury 4.125% 10/31/2026	19,900	19,937
U.S. Treasury 2.00% 11/15/2026	1,500	1,484
U.S. Treasury 4.625% 11/15/2026	3,000	3,016
Capital World Bond Fund — Page 39 of 64

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 11/30/2026	USD25	$25
U.S. Treasury 4.375% 12/15/2026	3,201	3,215
U.S. Treasury 4.25% 12/31/2026	3,000	3,011
U.S. Treasury 4.00% 1/15/2027	22	22
U.S. Treasury 2.25% 2/15/2027	4,550	4,492
U.S. Treasury 2.50% 3/31/2027	3,853	3,808
U.S. Treasury 4.50% 4/15/2027	1,547	1,559
U.S. Treasury 2.375% 5/15/2027	2,160	2,127
U.S. Treasury 2.625% 5/31/2027	2,170	2,141
U.S. Treasury 3.875% 5/31/2027	5,000	5,004
U.S. Treasury 3.75% 6/30/2027	13,833	13,824
U.S. Treasury 4.375% 7/15/2027	1,096	1,104
U.S. Treasury 2.75% 7/31/2027	3,900	3,846
U.S. Treasury 3.625% 8/31/2027 (k)	176,500	176,012
U.S. Treasury 3.375% 9/15/2027	1,500	1,491
U.S. Treasury 3.50% 9/30/2027	4,527	4,506
U.S. Treasury 4.125% 9/30/2027	14,282	14,344
U.S. Treasury 3.375% 11/30/2027	597	593
U.S. Treasury 3.875% 11/30/2027	5,250	5,254
U.S. Treasury 4.00% 12/15/2027	23,326	23,393
U.S. Treasury 3.375% 12/31/2027	11,694	11,605
U.S. Treasury 2.75% 2/15/2028	310	304
U.S. Treasury 1.125% 2/29/2028	8,938	8,498
U.S. Treasury 3.375% 2/29/2028	9	9
U.S. Treasury 4.00% 2/29/2028	3,685	3,698
U.S. Treasury 1.25% 3/31/2028	1,244	1,183
U.S. Treasury 3.625% 3/31/2028	— (j)	— (j)
U.S. Treasury 3.875% 3/31/2028	94	94
U.S. Treasury 1.25% 5/31/2028	1,715	1,625
U.S. Treasury 3.625% 5/31/2028	350	349
U.S. Treasury 2.875% 8/15/2028	1,030	1,009
U.S. Treasury 1.125% 8/31/2028	10,000	9,385
U.S. Treasury 4.375% 8/31/2028	7,970	8,071
U.S. Treasury 1.25% 9/30/2028	3,000	2,818
U.S. Treasury 3.50% 11/15/2028	410	407
U.S. Treasury 3.50% 12/15/2028	410	407
U.S. Treasury 4.625% 4/30/2029	48,512	49,619
U.S. Treasury 4.50% 5/31/2029	1,450	1,478
U.S. Treasury 3.25% 6/30/2029	1,700	1,670
U.S. Treasury 4.25% 6/30/2029	424	429
U.S. Treasury 4.125% 10/31/2029	18,228	18,380
U.S. Treasury 4.125% 11/30/2029	5,919	5,969
U.S. Treasury 3.875% 12/31/2029	2,000	1,999
U.S. Treasury 1.50% 2/15/2030	240	220
U.S. Treasury 3.875% 4/30/2030	1,144	1,143
U.S. Treasury 0.625% 5/15/2030	17,634	15,447
U.S. Treasury 3.75% 5/31/2030	11,114	11,048
U.S. Treasury 3.875% 6/30/2030 (k)	162,257	162,042
U.S. Treasury 0.625% 8/15/2030	20	17
U.S. Treasury 3.625% 8/31/2030	10,002	9,881
U.S. Treasury 3.625% 9/30/2030	1,752	1,731
U.S. Treasury 4.625% 9/30/2030	2,880	2,962
U.S. Treasury 3.50% 11/30/2030	505	496
U.S. Treasury 4.375% 11/30/2030	7,800	7,943
U.S. Treasury 3.625% 12/31/2030	16,150	15,934
Capital World Bond Fund — Page 40 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.50% 2/28/2031	USD2,936	$2,880
U.S. Treasury 4.25% 2/28/2031	1,900	1,925
U.S. Treasury 3.875% 3/31/2031	3,016	3,007
U.S. Treasury 4.125% 3/31/2031	1,900	1,914
U.S. Treasury 1.625% 5/15/2031	2,810	2,507
U.S. Treasury 1.25% 8/15/2031	1,114	967
U.S. Treasury 4.125% 10/31/2031	768	772
U.S. Treasury 1.375% 11/15/2031	2,800	2,429
U.S. Treasury 4.125% 11/30/2031	2,270	2,282
U.S. Treasury 2.875% 5/15/2032	4,279	4,002
U.S. Treasury 4.00% 7/31/2032	2,305	2,294
U.S. Treasury 3.75% 11/30/2032	376	368
U.S. Treasury 3.875% 8/15/2033	38,198	37,503
U.S. Treasury 4.50% 11/15/2033	1,053	1,075
U.S. Treasury 4.375% 5/15/2034	32,438	32,782
U.S. Treasury 3.875% 8/15/2034	3,370	3,284
U.S. Treasury 4.25% 11/15/2034 (k)	11,185	11,183
U.S. Treasury 4.25% 8/15/2035	1,070	1,066
U.S. Treasury 4.00% 11/15/2035 (k)	6,220	6,068
U.S. Treasury 4.125% 2/15/2036	126,658	124,689
U.S. Treasury 4.50% 8/15/2039	2,270	2,248
U.S. Treasury 4.375% 11/15/2039	1,000	975
U.S. Treasury 4.625% 2/15/2040	250	250
U.S. Treasury 1.125% 8/15/2040	2,473	1,541
U.S. Treasury 1.875% 2/15/2041 (k)	11,036	7,645
U.S. Treasury 2.25% 5/15/2041	7,922	5,773
U.S. Treasury 1.75% 8/15/2041	9,093	6,079
U.S. Treasury 2.00% 11/15/2041	669	462
U.S. Treasury 3.125% 11/15/2041	100	82
U.S. Treasury 2.375% 2/15/2042	1,804	1,314
U.S. Treasury 3.25% 5/15/2042	4,937	4,068
U.S. Treasury 2.75% 8/15/2042	100	76
U.S. Treasury 2.75% 11/15/2042	1,481	1,126
U.S. Treasury 4.00% 11/15/2042	245	222
U.S. Treasury 3.875% 2/15/2043	160	142
U.S. Treasury 2.875% 5/15/2043	3,120	2,396
U.S. Treasury 3.875% 5/15/2043 (k)	11,170	9,898
U.S. Treasury 4.375% 8/15/2043	111	104
U.S. Treasury 4.75% 11/15/2043	670	662
U.S. Treasury 4.50% 2/15/2044	2,499	2,388
U.S. Treasury 3.375% 5/15/2044	1,550	1,267
U.S. Treasury 2.50% 2/15/2045	3,150	2,210
U.S. Treasury 4.75% 2/15/2045	1,167	1,146
U.S. Treasury 3.00% 5/15/2045	30	23
U.S. Treasury 4.875% 8/15/2045	359	358
U.S. Treasury 4.625% 11/15/2045	180	173
U.S. Treasury 2.50% 2/15/2046	2,510	1,732
U.S. Treasury 2.75% 8/15/2047	3,455	2,445
U.S. Treasury 3.00% 2/15/2048	673	496
U.S. Treasury 3.125% 5/15/2048	800	602
U.S. Treasury 3.00% 8/15/2048	896	658
U.S. Treasury 2.25% 8/15/2049	256	159
U.S. Treasury 2.375% 11/15/2049	258	164
U.S. Treasury 2.00% 2/15/2050 (k)	20,560	11,967
U.S. Treasury 1.25% 5/15/2050 (k)	12,110	5,747
Capital World Bond Fund — Page 41 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 8/15/2050	USD1,835	$897
U.S. Treasury 1.875% 2/15/2051	1,762	978
U.S. Treasury 2.375% 5/15/2051	2,239	1,401
U.S. Treasury 2.00% 8/15/2051 (k)	37,600	21,403
U.S. Treasury 1.875% 11/15/2051	2,099	1,153
U.S. Treasury 2.25% 2/15/2052	45,870	27,637
U.S. Treasury 2.875% 5/15/2052	3,157	2,189
U.S. Treasury 3.00% 8/15/2052	1,843	1,310
U.S. Treasury 4.00% 11/15/2052	5,191	4,459
U.S. Treasury 3.625% 2/15/2053	383	308
U.S. Treasury 3.625% 5/15/2053	5,547	4,446
U.S. Treasury 4.125% 8/15/2053	300	263
U.S. Treasury 4.75% 11/15/2053	2,087	2,028
U.S. Treasury 4.25% 2/15/2054	3,025	2,709
U.S. Treasury 4.625% 5/15/2054	24,131	23,004
U.S. Treasury 4.25% 8/15/2054	626	560
U.S. Treasury 4.50% 11/15/2054	222	208
U.S. Treasury 4.75% 5/15/2055 (k)	12,111	11,790
U.S. Treasury 4.75% 8/15/2055	90	88
U.S. Treasury 4.625% 11/15/2055	10,652	10,173
U.S. Treasury 4.75% 2/15/2056	1,000	975
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)(k)	18,312	9,717
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)(k)	21,623	19,037
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)(k)	42,324	39,297
Uber Technologies, Inc. 4.50% 8/15/2029 (f)	225	223
UKG, Inc. 6.875% 2/1/2031 (f)	307	300
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030) (a)(f)	16,050	16,027
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (e)(m)	43,203	34,809
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (e)(m)	2,109	1,773
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (e)(m)	106,873	97,990
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (e)(m)	33,806	31,904
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (e)(m)	18,370	17,732
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (e)(m)	41,837	33,690
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (e)(m)	314	264
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (e)(m)	45,327	42,741
Union Electric Co. 4.80% 3/15/2036	4,394	4,292
Union Pacific Corp. 5.10% 2/20/2035	4,762	4,849
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,265
Unisys Corp. 10.625% 1/15/2031 (f)	406	350
United Airlines Holdings, Inc. 5.375% 3/1/2031	80	78
United Mexican States 5.375% 3/22/2033	6,160	6,037
United Mexican States 4.875% 5/19/2033	210	199
United Mexican States 6.00% 5/7/2036	420	418
United Mexican States 6.625% 1/29/2038	640	654
United Mexican States 6.125% 2/9/2038	13,365	13,041
United Mexican States 6.338% 5/4/2053	3,120	2,909
United Mexican States 6.40% 5/7/2054	910	854
United Mexican States 7.375% 5/13/2055	1,110	1,169
United Mexican States 3.771% 5/24/2061	1,300	781
United Mexican States 3.75% 4/19/2071	1,260	730
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.418% 5/1/2031 (c)(h)	595	599
United Rentals (North America), Inc. 3.875% 2/15/2031	840	790
United Rentals (North America), Inc. 6.125% 3/15/2034 (f)	100	101
UnitedHealth Group, Inc. 5.15% 7/15/2034	1,917	1,934
Capital World Bond Fund — Page 42 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD12,100	$12,350
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,493	5,239
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,725	3,755
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	400	388
Univision Communications, Inc. 8.00% 8/15/2028 (f)	290	295
Univision Communications, Inc. 4.50% 5/1/2029 (f)	1,775	1,669
Univision Communications, Inc. 7.375% 6/30/2030 (f)	510	500
Univision Communications, Inc. 9.375% 8/1/2032 (f)	750	774
US Foods, Inc. 4.625% 6/1/2030 (f)	585	570
USA Compression Partners, LP 6.25% 10/1/2033 (f)	150	150
USI, Inc. 7.50% 1/15/2032 (f)	200	203
Vail Resorts, Inc. 5.625% 7/15/2030 (f)	200	198
Vail Resorts, Inc. 6.50% 5/15/2032 (f)	325	329
Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
Vale Overseas, Ltd. 6.40% 6/28/2054	2,085	2,114
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	1,240	1,221
Valvoline, Inc. 3.625% 6/15/2031 (f)	758	686
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (f)	199	204
Venator Material, LLC, Term Loan, (USD Prime Rate + 4.00%) 7.00% PIK 7/16/2026 (c)(g)(h)(i)	114	36
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(g)(h)(i)	115	37
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (c)(g)(h)(i)(l)	197	62
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	310	295
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (f)	189	193
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	685	636
Venture Global LNG, Inc. 8.125% 6/1/2028 (f)	750	767
Venture Global LNG, Inc. 9.50% 2/1/2029 (f)	500	541
Venture Global LNG, Inc. 7.00% 1/15/2030 (f)	300	306
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	295	307
Venture Global LNG, Inc. 9.875% 2/1/2032 (f)	479	515
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)	700	698
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	200	206
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	150	165
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	750	782
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (f)	130	135
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (f)	150	168
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	555	588
Verizon Communications, Inc. 5.25% 4/2/2035	764	765
Verizon Communications, Inc. 5.00% 1/15/2036	1,100	1,078
Verizon Communications, Inc. 3.55% 3/22/2051	794	554
Verizon Communications, Inc. 5.875% 11/30/2055	754	734
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	735	753
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (c)(h)	175	175
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	3,068	3,095
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(e)(f)	4,255	4,269
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)	1,174	1,173
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(e)(f)	13,042	12,924
Viasat, Inc. 5.625% 4/15/2027 (f)	630	626
Viasat, Inc. 6.50% 7/15/2028 (f)	825	816
Viasat, Inc. 7.50% 5/30/2031 (f)	575	569
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (c)(h)	258	259
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (c)(h)	74	75
VICI Properties, LP 4.75% 2/15/2028	581	582
Visa, Inc. 4.70% 2/12/2036	7,150	7,075
Capital World Bond Fund — Page 43 of 64

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Vistra Operations Co., LLC 4.375% 5/1/2029 (f)	USD130	$127
Vistra Operations Co., LLC 6.875% 4/15/2032 (f)	270	280
Voyager Parent, LLC 9.25% 7/1/2032 (f)	1,380	1,434
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (c)(h)	622	618
Walt Disney Co. (The) 4.00% 3/14/2031	1,700	1,674
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	250	247
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	435	421
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,553	1,376
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,304	862
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	28	17
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	152	154
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	226	230
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	405	414
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,283	1,065
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)	280	279
WESCO Distribution, Inc. 6.375% 3/15/2033 (f)	1,005	1,025
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)	440	434
Westpac Banking Corp. 2.963% 11/16/2040	400	297
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(f)	557	559
WMG Acquisition Corp. 3.75% 12/1/2029 (f)	845	805
WMG Acquisition Corp. 3.875% 7/15/2030 (f)	1,010	950
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	340	373
WULF Compute, LLC 7.75% 10/15/2030 (f)	520	550
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (f)	830	811
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)	407	401
Wynn Macau, Ltd. 6.75% 2/15/2034 (f)	5,945	5,807
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (f)	657	689
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	154
		4,827,005
Total bonds, notes & other debt instruments (cost: $9,535,760,000)		9,105,972
Convertible bonds & notes 0.04% U.S. dollars 0.04%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	362	383
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	150	149
Duke Energy Corp., convertible notes, 4.125% 4/15/2026	230	254
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (i)	328	1,172
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	236	303
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	243	262
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)	49	189
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027	236	227
PENN Entertainment, Inc. 2.75% 5/15/2026	87	87
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	233	324
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	186	386
Western Digital Corp., convertible notes, 3.00% 11/15/2028	56	401
Total convertible bonds & notes (cost: $3,345,000)		4,137
Capital World Bond Fund — Page 44 of 64

unaudited
Convertible stocks 0.01% U.S. dollars 0.01%		Shares	Value (000)
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027		4,900	$274
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029		6,000	270
Total convertible stocks (cost: $575,000)			544
Preferred securities 0.01% U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (f)(g)(n)		277	453
Total preferred securities (cost: $287,000)			453
Common stocks 0.02% U.S. dollars 0.02%
Royal Caribbean Cruises, Ltd.		2,603	716
MACOM Technology Solutions Holdings, Inc. (n)		1,591	353
Carnival Corp.		11,910	308
Aimbridge Topco, LLC (g)(n)		3,074	220
Ventas, Inc. REIT		1,618	132
Axon Enterprise, Inc. (n)		237	101
Endo, LP, Class A1 (f)(n)		45,666	33
New Fortress Energy, Inc., Class A (n)		35,169	21
Altera Infrastructure, LP (g)		77	3
Keenova Therapeutics PLC (n)		3	— (j)
Par Health, Inc. (f)(n)		3	— (j)
Venator Materials PLC (g)(n)		706	— (j)
			1,887
Total common stocks (cost: $3,012,000)			1,887
Investment funds 0.00%
Capital Group Central Corporate Bond Fund (o)		26,691	224
Total investment funds (cost: $217,000)			224
Short-term securities 9.48% Bills & notes of governments & government agencies outside the U.S. 0.26%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 5/5/2026	44.184%	EGP38,525	693
Egypt (Arab Republic of) 5/26/2026	57.820	126,775	2,247
Egypt (Arab Republic of) 6/9/2026	13.273	17,600	310
Egypt (Arab Republic of) 6/30/2026	19.760	12,500	217
Egypt (Arab Republic of) 9/8/2026	17.824	60,775	1,010
Egypt (Arab Republic of) 12/15/2026	18.858	6,000	94
Egypt (Arab Republic of) 1/12/2027	18.563	66,050	1,018
Egypt (Arab Republic of) 1/19/2027	22.010	975	15
Egypt (Arab Republic of) 2/9/2027	18.781	17,125	261
Japan 11/20/2026	0.829	JPY2,294,700	14,371
Kazakhstan (Republic of) 2/5/2027	14.685	KZT1,056,877	1,944
Nigeria (Republic of) 8/4/2026	24.923	NGN2,187,950	1,478
Nigeria (Republic of) 9/22/2026	13.791	1,458,847	968
Nigeria (Republic of) 1/19/2027	13.622	1,802,340	1,123
			25,749
Capital World Bond Fund — Page 45 of 64

unaudited
Short-term securities (continued) Money market investments 9.22%	Shares	Value (000)
Capital Group Central Cash Fund 3.71% (o)(p)	9,020,053	$901,915
Total short-term securities (cost: $928,463,000)		927,664
Options purchased (equity style) 0.01%
Options purchased (equity style)*		1,048
Total options purchased (equity style) (cost: $1,314,000)		1,048
Total investment securities 102.66% % (cost: $10,472,973,000)		10,041,929
Total options written (equity style)† (0.01)% (premium received: $1,205,000)		(1,102)
Other assets less liabilities (2.65)%		(259,158)
Net assets 100.00%		$9,781,669
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Put
3 Month SOFR Futures Option	235	12/11/2026	USD97.00	USD58,750	$439
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
EUR/USD Foreign Currency Options	JPMorgan Chase	6/8/2026	USD1.19	EUR122,160	$609
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
5 Year U.S. Treasury Note Futures Option	35	4/24/2026	USD109.00	USD(3,500)	$(7)
5 Year U.S. Treasury Note Futures Option	159	4/24/2026	109.25	(15,900)	(21)
5 Year U.S. Treasury Note Futures Option	70	4/24/2026	109.50	(7,000)	(7)
					$(35)
Put
5 Year U.S. Treasury Note Futures Option	35	4/24/2026	USD109.00	USD(3,500)	$(35)
5 Year U.S. Treasury Note Futures Option	159	4/24/2026	109.25	(15,900)	(191)
5 Year U.S. Treasury Note Futures Option	70	4/24/2026	109.50	(7,000)	(99)
3 Month SOFR Futures Option	470	12/11/2026	96.63	(117,500)	(538)
					$(863)
					$(898)
Capital World Bond Fund — Page 46 of 64

unaudited
†Options written (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
EUR/USD Foreign Currency Options	JPMorgan Chase	6/8/2026	USD1.21	EUR(122,160)	$(204)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Call
2 Year Euro-Schatz Futures Option	7,200	4/24/2026	EUR106.30	EUR720,000	$(1,432)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Call
2 Year Euro-Schatz Futures Option	(7,200)	4/24/2026	EUR107.00	EUR(720,000)	$242
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month CORRA Futures	Long	3,005	6/17/2026	USD527,687	$899
3 Month SOFR Futures	Long	28	9/16/2026	6,743	(32)
2 Year Italy Government Bond Futures	Long	1,123	6/10/2026	137,395	(1,854)
2 Year Euro-Schatz Futures	Short	625	6/10/2026	(76,394)	154
2 Year Canadian Government Bond Futures	Long	788	6/30/2026	59,586	(385)
2 Year U.S. Treasury Note Futures	Long	6,930	7/6/2026	1,437,596	(9,495)
3 Year Australian Treasury Bond Futures	Long	2,069	6/16/2026	147,968	(362)
5 Year Euro-Bobl Futures	Long	814	6/10/2026	108,604	(980)
5 Year Canadian Government Bond Futures	Long	526	6/30/2026	42,913	(548)
5 Year U.S. Treasury Note Futures	Long	8,816	7/6/2026	953,712	(10,829)
10 Year Italy Government Bond Futures	Long	63	6/10/2026	8,467	(247)
10 Year French Government Bond Futures	Short	531	6/10/2026	(72,847)	2,757
Capital World Bond Fund — Page 47 of 64

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
10 Year Euro-Bund Futures	Short	3,442	6/10/2026	USD(498,856)	$9,241
10 Year Australian Treasury Bond Futures	Short	248	6/15/2026	(18,438)	133
10 Year Japanese Government Bond Futures	Long	372	6/22/2026	305,443	(3,647)
10 Year U.S. Treasury Note Futures	Long	2,191	6/30/2026	243,304	(2,162)
10 Year UK Gilt Futures	Long	524	6/30/2026	60,888	(3,294)
10 Year Ultra U.S. Treasury Note Futures	Short	1,321	6/30/2026	(149,954)	2,566
10 Year Canadian Government Bond Futures	Short	1,947	6/30/2026	(167,967)	2,821
20 Year U.S. Treasury Bond Futures	Long	1,541	6/30/2026	175,481	(5,657)
30 Year Euro-Buxl Futures	Long	13	6/10/2026	1,657	19
30 Year Ultra U.S. Treasury Bond Futures	Long	931	6/30/2026	108,520	(2,220)
					$(23,122)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	16,583	ZAR	264,990	Goldman Sachs	4/1/2026	$924
USD	18,220	SEK	164,550	Bank of America	4/1/2026	837
ZAR	264,990	USD	15,419	Barclays Bank PLC	4/1/2026	240
USD	6,352	MXN	109,730	UBS AG	4/1/2026	231
SEK	164,550	USD	17,224	HSBC Bank	4/1/2026	159
USD	6,257	EUR	5,290	Citibank	4/1/2026	142
EUR	12,500	USD	14,332	Citibank	4/1/2026	117
USD	7,435	GBP	5,563	Goldman Sachs	4/1/2026	72
MXN	109,730	USD	6,055	UBS AG	4/1/2026	67
USD	8,236	EUR	7,070	UBS AG	4/1/2026	64
GBP	5,563	USD	7,344	Goldman Sachs	4/1/2026	19
USD	932	EUR	800	JPMorgan Chase	4/1/2026	7
EUR	150	USD	172	Morgan Stanley	4/1/2026	1
EUR	990	USD	1,144	Standard Chartered Bank	4/1/2026	— (j)
USD	182	GBP	138	Goldman Sachs	4/1/2026	— (j)
GBP	138	USD	184	Goldman Sachs	4/1/2026	(2)
USD	550	EUR	480	Citibank	4/1/2026	(5)
USD	75,614	EUR	63,936	Morgan Stanley	4/2/2026	1,706
USD	21,119	GBP	15,690	Citibank	4/2/2026	352
USD	7,966	CZK	163,520	Bank of America	4/2/2026	265
USD	3,542	EUR	3,050	RBC Capital Markets	4/2/2026	16
USD	2,024	EUR	1,740	Citibank	4/2/2026	13
USD	348	ZAR	5,700	Citibank	4/2/2026	12
EUR	2,470	USD	2,845	Citibank	4/2/2026	10
TRY	32,445	USD	719	JPMorgan Chase	4/2/2026	9
USD	384	EUR	330	HSBC Bank	4/2/2026	3
EUR	290	USD	333	Morgan Stanley	4/2/2026	2
EUR	250	USD	287	Morgan Stanley	4/2/2026	2
EUR	160	USD	184	Bank of America	4/2/2026	1
EUR	130	USD	149	Bank of America	4/2/2026	1
EUR	196	USD	226	UBS AG	4/2/2026	1
Capital World Bond Fund — Page 48 of 64

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
EUR	940	USD	1,086	Citibank	4/2/2026	$1
EUR	90	USD	103	Morgan Stanley	4/2/2026	1
EUR	90	USD	105	RBC Capital Markets	4/2/2026	— (j)
EUR	470	USD	543	Citibank	4/2/2026	— (j)
EUR	60	USD	69	Citibank	4/2/2026	— (j)
EUR	90	USD	104	Citibank	4/2/2026	— (j)
EUR	390	USD	450	BNP Paribas	4/2/2026	— (j)
EUR	110	USD	128	Citibank	4/2/2026	(1)
USD	599	ZAR	10,234	Citibank	4/2/2026	(5)
ZAR	11,512	USD	687	Morgan Stanley	4/2/2026	(6)
USD	721	TRY	32,472	Citibank	4/2/2026	(8)
ZAR	17,373	USD	1,062	Standard Chartered Bank	4/2/2026	(36)
CZK	163,520	USD	7,784	HSBC Bank	4/2/2026	(83)
EUR	10,720	USD	12,475	Barclays Bank PLC	4/2/2026	(83)
EUR	4,110	USD	4,861	Morgan Stanley	4/2/2026	(110)
CNH	247,060	USD	36,073	Goldman Sachs	4/2/2026	(198)
USD	888	MYR	3,500	HSBC Bank	4/6/2026	23
HUF	988,906	EUR	2,541	Morgan Stanley	4/7/2026	34
HUF	707,490	EUR	1,825	JPMorgan Chase	4/7/2026	16
USD	706	HUF	230,486	Citibank	4/7/2026	14
EUR	2,569	CZK	62,792	Barclays Bank PLC	4/7/2026	13
HUF	233,142	USD	695	Citibank	4/7/2026	6
USD	671	ZAR	11,462	Goldman Sachs	4/7/2026	(6)
USD	341	HUF	116,383	JPMorgan Chase	4/7/2026	(8)
USD	11,164	EUR	9,512	Goldman Sachs	4/9/2026	165
USD	697	CZK	14,700	JPMorgan Chase	4/9/2026	5
USD	67,543	INR	6,211,570	HSBC Bank	4/10/2026	1,325
USD	120,087	KRW	179,841,900	Standard Chartered Bank	4/10/2026	501
INR	4,586,990	USD	48,447	Citibank	4/10/2026	452
USD	12,866	KRW	19,117,510	Citibank	4/10/2026	154
USD	1,327	PEN	4,531	Citibank	4/10/2026	26
USD	1,057	KRW	1,553,030	Citibank	4/10/2026	24
USD	1,052	KRW	1,546,200	Goldman Sachs	4/10/2026	24
COP	3,111,347	USD	835	Citibank	4/10/2026	10
KRW	947,850	USD	624	Morgan Stanley	4/10/2026	6
BRL	3,511	USD	676	Citibank	4/10/2026	1
IDR	6,800,000	USD	401	Citibank	4/10/2026	— (j)
COP	3,446,364	USD	940	Citibank	4/10/2026	(5)
KRW	2,001,000	USD	1,336	Standard Chartered Bank	4/10/2026	(6)
USD	22,710	IDR	385,567,647	Citibank	4/10/2026	(9)
USD	685	BRL	3,609	Citibank	4/10/2026	(10)
PEN	9,560	USD	2,800	Citibank	4/10/2026	(54)
IDR	296,962,810	USD	17,598	Citibank	4/10/2026	(100)
KRW	3,067,827	USD	2,153	Goldman Sachs	4/10/2026	(113)
USD	3,221	COP	12,432,546	Morgan Stanley	4/10/2026	(154)
INR	1,624,580	USD	17,611	Standard Chartered Bank	4/10/2026	(293)
USD	117,929	BRL	630,555	Bank of America	4/10/2026	(3,578)
USD	162,971	EUR	140,587	Morgan Stanley	4/13/2026	370
USD	16,400	CLP	14,880,350	Morgan Stanley	4/13/2026	331
EUR	78,350	GBP	68,240	RBC Capital Markets	4/13/2026	298
USD	32,153	GBP	24,160	BNP Paribas	4/13/2026	176
Capital World Bond Fund — Page 49 of 64

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	11,160	MXN	198,137	Morgan Stanley	4/13/2026	$117
USD	29,833	PLN	110,320	Citibank	4/13/2026	116
USD	12,482	EUR	10,720	Barclays Bank PLC	4/13/2026	83
USD	1,385	CLP	1,241,751	Citibank	4/13/2026	44
USD	1,711	NZD	2,900	Citibank	4/13/2026	44
USD	879	SEK	8,120	Citibank	4/13/2026	21
USD	626	NZD	1,060	Barclays Bank PLC	4/13/2026	17
NOK	5,090	SEK	4,876	Standard Chartered Bank	4/13/2026	10
USD	628	CLP	573,898	JPMorgan Chase	4/13/2026	8
USD	680	ZAR	11,382	JPMorgan Chase	4/13/2026	8
BRL	2,850	USD	542	Morgan Stanley	4/13/2026	7
NOK	5,090	SEK	4,903	Standard Chartered Bank	4/13/2026	7
USD	160	NZD	271	Citibank	4/13/2026	4
EUR	300	USD	345	Citibank	4/13/2026	2
USD	681	MXN	12,189	HSBC Bank	4/13/2026	2
USD	383	EUR	330	Citibank	4/13/2026	1
USD	1,216	EUR	1,050	Citibank	4/13/2026	1
USD	174	EUR	150	HSBC Bank	4/13/2026	1
EUR	190	USD	219	BNP Paribas	4/13/2026	1
EUR	350	USD	403	BNP Paribas	4/13/2026	1
EUR	150	USD	172	Citibank	4/13/2026	1
EUR	80	USD	92	Citibank	4/13/2026	1
USD	675	MXN	12,094	Barclays Bank PLC	4/13/2026	1
EUR	490	PLN	2,100	UBS AG	4/13/2026	1
USD	674	CLP	623,822	Morgan Stanley	4/13/2026	— (j)
EUR	2,340	USD	2,707	Citibank	4/13/2026	— (j)
USD	173	EUR	150	Citibank	4/13/2026	— (j)
USD	324	EUR	280	Citibank	4/13/2026	— (j)
EUR	110	USD	127	BNP Paribas	4/13/2026	— (j)
USD	688	PLN	2,556	JPMorgan Chase	4/13/2026	— (j)
EUR	260	USD	302	Citibank	4/13/2026	(1)
USD	680	NOK	6,588	HSBC Bank	4/13/2026	(1)
NOK	5,090	USD	526	Standard Chartered Bank	4/13/2026	(1)
SGD	303	USD	237	Citibank	4/13/2026	(1)
CAD	43	USD	31	Citibank	4/13/2026	(1)
USD	310	EUR	270	Morgan Stanley	4/13/2026	(2)
GBP	130	USD	174	Standard Chartered Bank	4/13/2026	(2)
USD	1,388	NOK	13,460	HSBC Bank	4/13/2026	(2)
EUR	330	USD	385	Morgan Stanley	4/13/2026	(3)
USD	494	EUR	430	HSBC Bank	4/13/2026	(3)
USD	520	NOK	5,070	Barclays Bank PLC	4/13/2026	(4)
EUR	620	USD	722	Morgan Stanley	4/13/2026	(5)
MXN	14,580	USD	819	Citibank	4/13/2026	(6)
MXN	12,200	USD	687	JPMorgan Chase	4/13/2026	(7)
USD	6,294	NOK	61,020	HSBC Bank	4/13/2026	(7)
PLN	2,538	USD	691	Citibank	4/13/2026	(7)
PLN	3,265	USD	887	Citibank	4/13/2026	(8)
USD	1,002	PLN	3,752	RBC Capital Markets	4/13/2026	(8)
EUR	1,030	USD	1,200	Morgan Stanley	4/13/2026	(9)
AUD	442	USD	315	Citibank	4/13/2026	(10)
PLN	2,500	USD	683	JPMorgan Chase	4/13/2026	(10)
Capital World Bond Fund — Page 50 of 64

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
SEK	9,601	NOK	9,950	Standard Chartered Bank	4/13/2026	$(13)
NZD	927	USD	547	Citibank	4/13/2026	(14)
SEK	10,090	EUR	941	JPMorgan Chase	4/13/2026	(22)
PLN	28,368	USD	7,673	UBS AG	4/13/2026	(32)
SGD	10,020	USD	7,846	Citibank	4/13/2026	(45)
MXN	89,111	USD	5,019	Morgan Stanley	4/13/2026	(53)
GBP	7,550	USD	10,048	BNP Paribas	4/13/2026	(55)
NZD	6,620	USD	3,906	Citibank	4/13/2026	(100)
EUR	20,000	USD	23,287	Barclays Bank PLC	4/13/2026	(155)
NZD	10,521	USD	6,208	Citibank	4/13/2026	(159)
CHF	7,457	USD	9,759	Morgan Stanley	4/13/2026	(419)
ZAR	666,607	USD	39,839	JPMorgan Chase	4/13/2026	(485)
PLN	129,120	USD	35,325	Standard Chartered Bank	4/13/2026	(543)
SEK	269,250	USD	29,142	Citibank	4/13/2026	(680)
CLP	53,969,708	USD	59,093	Citibank	4/13/2026	(811)
EUR	316,716	USD	374,802	JPMorgan Chase	4/13/2026	(8,491)
USD	58,155	AUD	82,839	RBC Capital Markets	4/14/2026	1,010
USD	59,734	AUD	85,203	Morgan Stanley	4/14/2026	959
USD	30,597	AUD	43,547	RBC Capital Markets	4/14/2026	557
USD	18,174	AUD	25,660	Morgan Stanley	4/14/2026	473
CNH	2,009,417	USD	291,893	Citibank	4/14/2026	175
USD	8,050	AUD	11,482	Morgan Stanley	4/14/2026	129
USD	8,417	EUR	7,217	Goldman Sachs	4/14/2026	70
USD	4,777	EUR	4,079	Morgan Stanley	4/14/2026	58
USD	623	NZD	1,050	HSBC Bank	4/14/2026	19
USD	1,801	DKK	11,540	JPMorgan Chase	4/14/2026	15
CNH	28,065	USD	4,067	JPMorgan Chase	4/14/2026	12
USD	335	AUD	477	Morgan Stanley	4/14/2026	5
EUR	1,540	USD	1,779	Bank of New York Mellon	4/14/2026	2
USD	278	EUR	240	Citibank	4/14/2026	1
DKK	740	USD	116	JPMorgan Chase	4/14/2026	(1)
USD	943	EUR	818	Barclays Bank PLC	4/14/2026	(3)
EUR	280	USD	328	Morgan Stanley	4/14/2026	(4)
AUD	548	USD	384	Morgan Stanley	4/14/2026	(6)
HUF	330,000	USD	999	UBS AG	4/14/2026	(8)
CAD	2,090	USD	1,527	Barclays Bank PLC	4/14/2026	(23)
AUD	5,139	USD	3,603	Morgan Stanley	4/14/2026	(58)
AUD	9,428	USD	6,610	Morgan Stanley	4/14/2026	(106)
EUR	12,936	USD	15,087	Goldman Sachs	4/14/2026	(125)
CNH	2,752,478	USD	400,235	Goldman Sachs	4/14/2026	(164)
GBP	13,251	USD	17,854	RBC Capital Markets	4/14/2026	(315)
AUD	41,420	USD	29,102	RBC Capital Markets	4/14/2026	(529)
CAD	298,302	USD	218,200	Standard Chartered Bank	4/14/2026	(3,631)
EUR	33,350	CAD	52,845	Morgan Stanley	4/15/2026	563
USD	21,590	CZK	454,750	JPMorgan Chase	4/15/2026	170
USD	2,128	JPY	333,326	Citibank	4/15/2026	24
EUR	3,120	GBP	2,718	Goldman Sachs	4/15/2026	12
HUF	233,469	USD	694	HSBC Bank	4/15/2026	8
EUR	350	GBP	304	Morgan Stanley	4/15/2026	2
USD	538	JPY	85,390	JPMorgan Chase	4/15/2026	(1)
USD	688	HUF	230,900	JPMorgan Chase	4/15/2026	(5)
Capital World Bond Fund — Page 51 of 64

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	343	HUF	116,541	Citibank	4/15/2026	$(7)
USD	675	HUF	228,453	UBS AG	4/15/2026	(11)
JPY	697,097	EUR	3,825	Citibank	4/15/2026	(26)
CZK	155,139	USD	7,365	JPMorgan Chase	4/15/2026	(58)
ILS	19,956	USD	6,425	Goldman Sachs	4/15/2026	(73)
EUR	63,983	USD	74,118	Morgan Stanley	4/15/2026	(108)
CZK	767,900	EUR	31,442	Standard Chartered Bank	4/15/2026	(198)
EUR	27,140	USD	31,626	Morgan Stanley	4/15/2026	(233)
CAD	23,813	EUR	15,020	BNP Paribas	4/15/2026	(245)
CNH	706,314	USD	102,928	Standard Chartered Bank	4/15/2026	(258)
GBP	26,150	USD	35,169	Morgan Stanley	4/15/2026	(558)
USD	89,036	HUF	29,909,529	Barclays Bank PLC	4/15/2026	(805)
JPY	21,853,922	USD	139,499	Citibank	4/15/2026	(1,601)
USD	2,182	RON	9,620	JPMorgan Chase	4/16/2026	3
RON	101	USD	23	JPMorgan Chase	4/16/2026	— (j)
NOK	28,771	USD	2,972	Bank of New York Mellon	4/16/2026	(1)
EUR	12,797	RON	65,470	JPMorgan Chase	4/16/2026	(27)
JPY	17,771,486	USD	112,738	RBC Capital Markets	4/16/2026	(589)
EUR	64,571	USD	74,480	Morgan Stanley	4/17/2026	218
CNH	579,550	USD	84,098	Bank of New York Mellon	4/20/2026	180
CNH	33,000	USD	4,761	UBS AG	4/20/2026	38
USD	1,468	CNH	10,000	BNP Paribas	4/20/2026	14
USD	960	INR	89,000	RBC Capital Markets	4/20/2026	13
USD	804	MYR	3,245	JPMorgan Chase	4/20/2026	2
CNH	6,000	USD	871	Citibank	4/20/2026	1
EUR	430	USD	496	RBC Capital Markets	4/20/2026	1
USD	279	EUR	240	HSBC Bank	4/20/2026	1
USD	69	EUR	60	HSBC Bank	4/20/2026	— (j)
USD	57	EUR	50	HSBC Bank	4/20/2026	— (j)
KRW	330,000	USD	220	UBS AG	4/20/2026	— (j)
USD	647	COP	2,400,000	Citibank	4/20/2026	(2)
USD	322	EUR	280	HSBC Bank	4/20/2026	(2)
USD	1,397	EUR	1,210	RBC Capital Markets	4/20/2026	(3)
NOK	166,368	EUR	15,030	Standard Chartered Bank	4/20/2026	(210)
JPY	15,659,942	USD	99,678	Morgan Stanley	4/20/2026	(813)
MYR	397,383	USD	100,742	JPMorgan Chase	4/20/2026	(2,518)
EUR	119,158	USD	137,526	Citibank	4/21/2026	349
USD	5,489	PHP	328,150	Bank of New York Mellon	4/21/2026	80
PHP	15,860	USD	265	RBC Capital Markets	4/21/2026	(4)
EUR	50,350	USD	58,786	JPMorgan Chase	4/21/2026	(528)
BRL	701,570	USD	133,987	Citibank	4/22/2026	882
EUR	54,822	USD	62,919	UBS AG	4/22/2026	517
EUR	29,380	USD	33,719	UBS AG	4/22/2026	277
EUR	49,950	USD	57,660	Citibank	4/22/2026	138
EUR	12,080	USD	13,864	UBS AG	4/22/2026	114
USD	13,099	GBP	9,832	Bank of America	4/22/2026	86
BRL	3,585	USD	683	UBS AG	4/22/2026	6
USD	42,437	EUR	36,740	Barclays Bank PLC	4/22/2026	(76)
GBP	24,225	USD	32,276	Bank of America	4/22/2026	(213)
USD	107,183	EUR	92,850	Citibank	4/22/2026	(257)
USD	64,981	BRL	340,248	Citibank	4/22/2026	(428)
Capital World Bond Fund — Page 52 of 64

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
EUR	202	USD	233	Barclays Bank PLC	4/23/2026	$— (j)
EUR	62,883	USD	72,640	Bank of America	4/24/2026	131
THB	386,339	USD	11,749	HSBC Bank	4/24/2026	106
USD	1,928	ILS	6,000	Barclays Bank PLC	4/24/2026	18
EUR	1,000	USD	1,148	Barclays Bank PLC	4/24/2026	9
USD	526	NZD	900	RBC Capital Markets	4/24/2026	8
USD	467	THB	15,000	Barclays Bank PLC	4/24/2026	7
ZAR	11,280	USD	661	Citibank	4/24/2026	4
JPY	179,147	USD	1,129	HSBC Bank	4/24/2026	3
THB	22,202	USD	678	HSBC Bank	4/24/2026	3
USD	1,048	EUR	904	Citibank	4/24/2026	2
USD	378	THB	12,300	HSBC Bank	4/24/2026	1
USD	1,130	CZK	24,000	HSBC Bank	4/24/2026	(1)
USD	550	COP	2,040,000	Bank of America	4/24/2026	(1)
USD	377	THB	12,300	UBS AG	4/24/2026	(1)
USD	320	THB	10,500	Standard Chartered Bank	4/24/2026	(2)
USD	1,021	CNH	7,050	Morgan Stanley	4/24/2026	(5)
AUD	510	USD	359	Bank of New York Mellon	4/24/2026	(7)
AUD	510	USD	360	HSBC Bank	4/24/2026	(9)
USD	410	HUF	140,000	Bank of America	4/24/2026	(10)
CAD	1,365	EUR	870	Citibank	4/24/2026	(25)
CAD	1,507	EUR	960	Morgan Stanley	4/24/2026	(27)
USD	45,086	EUR	39,030	Bank of America	4/24/2026	(81)
USD	91,830	THB	3,019,630	HSBC Bank	4/24/2026	(829)
USD	17,809	EUR	15,150	BNP Paribas	4/27/2026	274
USD	1,485	IDR	25,000,000	Goldman Sachs	4/27/2026	12
USD	541	GBP	402	Bank of America	4/27/2026	9
EUR	120	USD	139	BNP Paribas	4/27/2026	— (j)
USD	197	EUR	170	HSBC Bank	4/27/2026	— (j)
IDR	25,000,000	USD	1,482	Morgan Stanley	4/27/2026	(9)
USD	41,627	EUR	36,036	RBC Capital Markets	4/27/2026	(82)
GBP	27,137	EUR	31,290	Goldman Sachs	4/28/2026	(300)
ZAR	297,080	USD	18,207	UBS AG	4/28/2026	(689)
JPY	8,368,643	EUR	45,560	Citibank	4/30/2026	148
JPY	8,226,614	EUR	45,190	Goldman Sachs	4/30/2026	(322)
USD	1,660	GBP	1,259	JPMorgan Chase	5/5/2026	(7)
EUR	29,228	DKK	218,340	JPMorgan Chase	5/6/2026	2
DKK	58,510	EUR	7,832	JPMorgan Chase	5/6/2026	— (j)
USD	48,041	INR	4,586,990	Citibank	5/6/2026	(589)
USD	6,036	MXN	109,730	UBS AG	5/7/2026	(67)
USD	17,256	SEK	164,550	HSBC Bank	5/7/2026	(161)
USD	15,377	ZAR	264,990	Barclays Bank PLC	5/7/2026	(238)
EUR	480	USD	551	Citibank	5/8/2026	5
GBP	138	USD	182	Goldman Sachs	5/8/2026	— (j)
USD	7,344	GBP	5,563	Goldman Sachs	5/8/2026	(19)
USD	14,357	EUR	12,500	Citibank	5/8/2026	(118)
SGD	800	USD	637	Standard Chartered Bank	5/13/2026	(13)
AUD	136,720	USD	97,600	Goldman Sachs	5/15/2026	(3,328)
USD	35,701	EUR	30,550	UBS AG	6/5/2026	280
USD	71,194	GBP	53,590	Citibank	6/5/2026	274
USD	47,859	AUD	68,255	HSBC Bank	6/17/2026	821
Capital World Bond Fund — Page 53 of 64

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	17,029	KRW	25,000,000	Citibank	6/17/2026	$372
CNH	500,000	USD	72,631	Goldman Sachs	6/17/2026	361
USD	11,712	THB	375,000	UBS AG	6/17/2026	191
USD	19,139	INR	1,800,000	Citibank	6/17/2026	178
USD	8,361	PHP	500,000	UBS AG	6/17/2026	154
USD	39,750	NOK	383,940	Citibank	6/17/2026	126
USD	6,949	AUD	9,910	HSBC Bank	6/17/2026	119
USD	19,662	SGD	25,000	Goldman Sachs	6/17/2026	110
USD	18,955	CZK	400,000	Goldman Sachs	6/17/2026	101
USD	1,779	NZD	3,000	Citibank	6/17/2026	50
USD	4,910	CLP	4,500,000	Goldman Sachs	6/17/2026	48
USD	3,126	EUR	2,670	HSBC Bank	6/17/2026	28
USD	2,936	GBP	2,200	Goldman Sachs	6/17/2026	25
CNH	32,500	USD	4,721	Goldman Sachs	6/17/2026	23
USD	10,461	EUR	9,000	Citibank	6/17/2026	21
USD	3,181	NOK	30,720	Citibank	6/17/2026	10
USD	2,228	JPY	350,000	UBS AG	6/17/2026	8
EUR	200	USD	231	UBS AG	6/17/2026	1
EUR	100	USD	116	Standard Chartered Bank	6/17/2026	— (j)
EUR	100	USD	116	Barclays Bank PLC	6/17/2026	— (j)
EUR	4,150	USD	4,820	Barclays Bank PLC	6/17/2026	(6)
USD	2,742	EUR	2,370	Barclays Bank PLC	6/17/2026	(8)
CAD	2,900	USD	2,151	Citibank	6/17/2026	(59)
EUR	58,600	USD	68,065	Barclays Bank PLC	6/17/2026	(87)
SEK	34,000	USD	3,697	Citibank	6/17/2026	(91)
GBP	10,100	USD	13,479	Goldman Sachs	6/17/2026	(114)
JPY	10,100,000	USD	64,287	UBS AG	6/17/2026	(224)
USD	18,783	HUF	6,500,000	Barclays Bank PLC	6/17/2026	(658)
CAD	36,500	USD	27,068	Citibank	6/17/2026	(739)
USD	39,288	COP	150,000,000	Goldman Sachs	6/17/2026	(806)
MYR	60,000	USD	15,285	JPMorgan Chase	6/18/2026	(431)
AUD	32,540	USD	22,946	JPMorgan Chase	6/22/2026	(523)
INR	92,400	USD	1,032	HSBC Bank	9/24/2026	(69)
						$(21,659)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	$(86)	$—	$(86)
SOFR	Annual	3.848%	Annual	11/15/2026	USD1,460	(1)	—	(1)
SOFR	Annual	3.8045%	Annual	12/15/2026	3,095	(1)	—	(1)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	36	—	36
SOFR	Annual	3.699%	Annual	8/1/2027	USD7,610	— (j)	—	— (j)
SOFR	Annual	3.70%	Annual	8/1/2027	5,100	— (j)	—	— (j)
Capital World Bond Fund — Page 54 of 64

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.479%	Annual	8/6/2027	USD5,100	$15	$—	$15
SOFR	Annual	3.497%	Annual	8/12/2027	8,610	23	—	23
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	(5)	—	(5)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD139,970	(339)	—	(339)
SOFR	Annual	3.4925%	Annual	8/19/2027	456,680	1,262	—	1,262
SOFR	Annual	3.493%	Annual	8/24/2027	3,300	9	—	9
SOFR	Annual	3.4325%	Annual	8/30/2027	8,700	31	—	31
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN511,117	235	—	235
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK2,877,983	(1,020)	—	(1,020)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD600,000	3,556	—	3,556
SOFR	Annual	3.3075%	Annual	9/15/2027	5,100	28	—	28
SOFR	Annual	3.3395%	Annual	9/23/2027	456,805	2,290	—	2,290
SOFR	Annual	3.329%	Annual	9/23/2027	11,400	59	—	59
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP1,650	(25)	—	(25)
SOFR	Annual	3.265%	Annual	10/15/2027	USD10,500	65	—	65
SOFR	Annual	3.28%	Annual	12/1/2027	30,000	187	—	187
SOFR	Annual	3.281%	Annual	12/24/2027	3,300	21	1	20
SOFR	Annual	3.309%	Annual	1/24/2028	6,000	35	—	35
3.53880309%	Annual	SONIA	Annual	2/3/2028	GBP18,560	(319)	(3)	(316)
3.73%	Annual	SONIA	Annual	3/10/2028	102,010	(1,352)	—	(1,352)
3.85%	Annual	SONIA	Annual	3/11/2028	101,990	(1,059)	—	(1,059)
UK Retail Price Index	At maturity	3.6142%	At maturity	3/15/2028	7,860	173	—	173
Eurozone HICP Ex. Tobacco	At maturity	2.2902%	At maturity	3/15/2028	EUR11,730	131	—	131
U.S. Urban CPI	At maturity	2.925%	At maturity	3/23/2028	USD8,040	(17)	—	(17)
SOFR	Annual	3.705%	Annual	3/24/2028	9,600	(15)	—	(15)
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(965)	(17)	(948)
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	11	—	11
8.845%	28-day	Overnight MXN-F-TIIE	28-day	11/17/2028	MXN16,677	24	—	24
SOFR	Annual	3.169%	Annual	5/15/2029	USD1,230	15	—	15
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK53,190	51	—	51
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN9,255	46	—	46
SOFR	Annual	3.4705%	Annual	2/10/2030	USD63,160	255	—	255
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,060	453	—	453
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,060	452	—	452
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,070	451	—	451
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	17,750	473	—	473
3-month SEK-STIBOR	Quarterly	2.6312%	Annual	4/2/2030	SEK129,570	93	—	93
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	460,010	848	—	848
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	459,990	848	—	848
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR43,190	(1,233)	—	(1,233)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	43,210	(1,237)	—	(1,237)
3.9208%	Annual	6-month NOK-NIBOR	Semi-annual	7/29/2030	NOK51,000	(144)	—	(144)
6.2597%	Annual	6-month HUF-BUBOR	Semi-annual	8/1/2030	HUF420,000	(42)	—	(42)
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK18,330	43	—	43
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	18,340	42	—	42
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	9,330	21	—	21
6.1177%	Annual	6-month HUF-BUBOR	Semi-annual	9/23/2030	HUF600,000	(70)	—	(70)
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR172,120	(2,833)	—	(2,833)
Capital World Bond Fund — Page 55 of 64

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR339,000	$(5,766)	$—	$(5,766)
SOFR	Annual	3.2905%	Annual	10/30/2030	USD1,230	16	—	16
SOFR	Annual	3.312%	Annual	11/6/2030	1,230	15	—	15
SOFR	Annual	3.404%	Annual	11/15/2030	600	5	—	5
3-month SEK-STIBOR	Quarterly	2.4517%	Annual	11/25/2030	SEK21,060	38	—	38
2.4018%	Annual	6-month EURIBOR	Semi-annual	11/25/2030	EUR1,910	(44)	—	(44)
2.6048%	Annual	6-month EURIBOR	Semi-annual	12/12/2030	860	(11)	—	(11)
SOFR	Annual	3.507%	Annual	1/14/2031	USD187,070	825	—	825
SOFR	Annual	3.496%	Annual	1/24/2031	780	4	—	4
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK306,200	670	—	670
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	306,200	640	—	640
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR28,700	(540)	—	(540)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	28,700	(549)	—	(549)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK306,200	653	—	653
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	306,200	618	—	618
6-month EURIBOR	Semi-annual	2.4907%	Annual	2/11/2031	EUR3,850	73	—	73
4.1753%	Annual	6-month NOK-NIBOR	Semi-annual	2/11/2031	NOK46,080	(86)	—	(86)
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR28,700	(520)	—	(520)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	28,700	(546)	—	(546)
6-month EURIBOR	Semi-annual	2.4722%	Annual	2/12/2031	1,920	38	—	38
4.3513%	Annual	6-month NOK-NIBOR	Semi-annual	2/12/2031	NOK22,970	(25)	—	(25)
6-month EURIBOR	Semi-annual	2.4842%	Annual	2/13/2031	EUR29,380	566	—	566
4.355%	Annual	6-month NOK-NIBOR	Semi-annual	2/13/2031	NOK325,600	(352)	—	(352)
6-month EURIBOR	Semi-annual	2.4667%	Annual	2/16/2031	EUR35,720	725	—	725
6-month EURIBOR	Semi-annual	2.4712%	Annual	2/16/2031	29,700	596	—	596
4.305%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	NOK358,800	(464)	—	(464)
4.285%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	444,680	(615)	—	(615)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK310,900	772	—	772
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	153,100	381	—	381
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR14,400	(319)	—	(319)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	29,220	(642)	—	(642)
3.7331283%	Annual	SONIA	Annual	3/4/2031	GBP4,390	(124)	11	(135)
2.5898%	Annual	6-month EURIBOR	Semi-annual	3/12/2031	EUR4,850	(70)	—	(70)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	243,210	3,018	—	3,018
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	121,590	1,497	—	1,497
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	121,580	1,140	—	1,140
3.43574%	Annual	SOFR	Annual	6/17/2031	USD6,089	(50)	—	(50)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(84)	—	(84)
SOFR	Annual	3.61832%	Annual	1/31/2033	USD4,900	23	—	23
SOFR	Annual	3.67958%	Annual	1/31/2033	4,900	6	—	6
SOFR	Annual	4.1615%	Annual	5/15/2033	400	(11)	—	(11)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(20)	—	(20)
4.0135%	Annual	SOFR	Annual	8/21/2033	840	15	—	15
SOFR	Annual	3.5775%	Annual	10/24/2035	690	14	—	14
SOFR	Annual	3.563%	Annual	10/29/2035	780	17	—	17
SOFR	Annual	3.678%	Annual	11/15/2035	420	5	—	5
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR16,230	(250)	—	(250)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	16,250	(263)	—	(263)
Capital World Bond Fund — Page 56 of 64

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR16,240	$(279)	$—	$(279)
SOFR	Annual	3.825%	Annual	1/14/2036	USD103,280	147	—	147
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR18,479	(324)	—	(324)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	18,300	(339)	—	(339)
SOFR	Annual	3.8055%	Annual	1/24/2036	USD870	3	—	3
3-month SEK-STIBOR	Quarterly	2.7922%	Annual	2/10/2036	SEK11,800	30	—	30
2.8443%	Annual	6-month EURIBOR	Semi-annual	2/10/2036	EUR1,170	(23)	—	(23)
6-month NOK-NIBOR	Semi-annual	4.223%	Annual	6/3/2036	NOK7,520	13	—	13
SOFR	Annual	3.73632%	Annual	6/17/2036	USD6,789	71	—	71
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,933)	(47)	(2,886)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(119)	—	(119)
4.6386%	Annual	SONIA	Annual	8/27/2045	190	(4)	—	(4)
SOFR	Annual	4.1535%	Annual	1/24/2046	USD123	— (j)	—	— (j)
1.0469%	Annual	SONIA	Annual	3/2/2052	GBP70	(52)	—	(52)
SOFR	Annual	4.057%	Annual	8/24/2055	USD600	6	—	6
SOFR	Annual	4.039%	Annual	9/2/2055	600	8	—	8
SOFR	Annual	4.0545%	Annual	9/6/2055	393	4	—	4
SOFR	Annual	3.944%	Annual	9/9/2055	20,400	598	—	598
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR11,810	537	—	537
6-month EURIBOR	Semi-annual	2.9012%	Annual	9/17/2055	420	19	—	19
SOFR	Annual	3.9305%	Annual	9/23/2055	USD50,335	1,589	—	1,589
SONIA	Annual	4.53711021%	Annual	3/4/2056	GBP1,230	69	(10)	79
4.07464%	Annual	SOFR	Annual	6/17/2056	USD1,637	(10)	—	(10)
						$1,549	$(65)	$1,614
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL18,589	$(317)	$—	$(317)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	200,000	(1,823)	—	(1,823)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(7,282)	—	(7,282)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	98,690	122	—	122
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	43,955	33	—	33
13.6875%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	6,000	1	—	1
12.931%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	4,100	(17)	—	(17)
13.445%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	20,400	(60)	—	(60)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	236,580	(4,579)	—	(4,579)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	260,960	106	—	106
12.69%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	6,000	(41)	—	(41)
13.022%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2030	15,400	(77)	—	(77)
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	405,870	(655)	—	(655)
Capital World Bond Fund — Page 57 of 64

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
12.775%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2030	BRL120,000	$(772)	$—	$(772)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	258,200	(1,816)	—	(1,816)
13.615%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	6,000	(12)	—	(12)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	202,680	(1,200)	—	(1,200)
13.305%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2035	5,010	(33)	—	(33)
							$(18,422)	$—	$(18,422)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD136,575	$(7,199)	$(9,393)	$2,194
CDX.EM.45	1.00%	Quarterly	6/20/2031	50,000	2,116	2,005	111
CDX.EM.HY.45	1.00%	Quarterly	6/20/2031	43,877	3,618	3,687	(69)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR292,530	(4,634)	(4,549)	(85)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD454,257	(7,834)	(7,411)	(423)
					$(13,933)	$(15,661)	$1,728
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 3/31/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD 23,930	$1,150	$1,046	$104
ITRAXX.EUR.XO.45	5.00%	Quarterly	6/20/2031	EUR 16,370	1,184	1,272	(88)
					$2,334	$2,318	$16
Investments in affiliates (o)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$224	$3	$—	$—	$(3)	$224	$3
Short-term securities 9.22%
Money market investments 9.22%
Capital Group Central Cash Fund 3.71% (p)	384,650	1,513,790	996,429	(6)	(90)	901,915	6,491
Total 9.22%				$(6)	$(93)	$902,139	$6,494
Capital World Bond Fund — Page 58 of 64

unaudited
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CSN Inova Ventures 6.75% 1/28/2028	2/8/2022-3/16/2026	$39,204	$31,202	0.32%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	8,808	8,244	0.08
General Motors Financial Co., Inc. 4.00% 7/10/2030	10/25/2024-10/31/2024	2,424	2,563	0.03
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	9,378	9,570	0.10
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028) (a)	2/4/2021	3,787	3,405	0.03
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	2,417	2,520	0.03
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (a)	10/16/2024-12/4/2024	1,273	1,361	0.01
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-6/16/2025	595	602	0.01
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (g)(i)	2/17/2026	598	598	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	337	373	0.00 (s)
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	5/19/2025-5/22/2025	289	304	0.00 (s)
Total		$69,110	$60,742	0.62%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,149,159,000, which represented 11.75% of the net assets of the fund.

(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,040,000, which represented 0.13% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Amount less than one thousand.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $162,436,000, which represented 1.66% of the net assets of the fund.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Represents securities transacted on a TBA basis.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 3/31/2026.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.
Capital World Bond Fund — Page 59 of 64

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $1,055,582,000. The average month-end notional amount of futures contracts while held was $6,226,163,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $5,572,926,000. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,573,136,000 and $831,934,000, respectively. The average month-end notional amount of options on foreign currencies while held was $133,641,000.
Capital World Bond Fund — Page 60 of 64

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
Capital World Bond Fund — Page 61 of 64

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,784,738	$—	$1,784,738
Japanese yen	—	497,044	—	497,044
British pounds	—	316,218	—	316,218
South Korean won	—	250,057	—	250,057
Australian dollars	—	197,852	—	197,852
Brazilian reais	—	179,360	—	179,360
Hungarian forints	—	153,755	—	153,755
Indian rupees	—	109,784	—	109,784
Czech korunas	—	104,099	—	104,099
Peruvian nuevos soles	—	103,150	—	103,150
Chinese yuan renminbi	—	77,931	—	77,931
Canadian dollars	—	63,585	—	63,585
Colombian pesos	—	59,335	—	59,335
Mexican pesos	—	58,786	—	58,786
Danish kroner	—	54,720	—	54,720
Norwegian kroner	—	53,779	—	53,779
Malaysian ringgits	—	48,229	—	48,229
Indonesian rupiah	—	48,165	—	48,165
South African rand	—	26,702	—	26,702
New Zealand dollars	—	25,131	—	25,131
Polish zloty	—	21,116	—	21,116
Philippine pesos	—	12,913	—	12,913
Chilean pesos	—	9,409	—	9,409
Thai baht	—	8,956	—	8,956
Kazakhstani tenge	—	6,332	—	6,332
Turkish lira	—	3,377	—	3,377
Egyptian pounds	—	2,682	—	2,682
Romanian leu	—	1,529	—	1,529
Swedish kronor	—	233	—	233
U.S. dollars	—	4,822,988	4,017	4,827,005
Convertible bonds & notes	—	4,137	—	4,137
Convertible stocks	544	—	—	544
Preferred securities	—	—	453	453
Common stocks	1,631	33	223	1,887
Investment funds	224	—	—	224
Short-term securities	901,915	25,749	—	927,664
Options purchased on futures (equity style)	439	—	—	439
Options purchased on foreign currencies (equity style)	—	609	—	609
Total	$904,753	$9,132,483	$4,693	$10,041,929

Capital World Bond Fund — Page 62 of 64

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$242	$—	$—	$242
Unrealized appreciation on futures contracts	18,590	—	—	18,590
Unrealized appreciation on open forward currency contracts	—	20,975	—	20,975
Unrealized appreciation on centrally cleared interest rate swaps	—	27,755	—	27,755
Unrealized appreciation on bilateral interest rate swaps	—	262	—	262
Unrealized appreciation on centrally cleared credit default swaps	—	2,409	—	2,409
Liabilities:
Value of options written (equity style)	(898)	(204)	—	(1,102)
Unrealized depreciation on options purchased (futures style)	(1,432)	—	—	(1,432)
Unrealized depreciation on futures contracts	(41,712)	—	—	(41,712)
Unrealized depreciation on open forward currency contracts	—	(42,634)	—	(42,634)
Unrealized depreciation on centrally cleared interest rate swaps	—	(26,141)	—	(26,141)
Unrealized depreciation on bilateral interest rate swaps	—	(18,684)	—	(18,684)
Unrealized depreciation on centrally cleared credit default swaps	—	(665)	—	(665)
Total	$(25,210)	$(36,927)	$—	$(62,137)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swapsOptions written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BUBOR = Budapest Interbank Offered Rate
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds
GO = General Obligation
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels

INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Capital World Bond Fund — Page 63 of 64

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-031-0526
Capital World Bond Fund — Page 64 of 64